                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

Investment Company Act file number:                    811- 9805
Exact name of registrant as specified in charter:      Strategic Partners Opportunity
                                                       Funds

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Lori E. Bostrom
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-1495

Date of fiscal year end:                               February 29, 2004

Date of reporting period:                              August 31, 2003

Item 1 - Reports to Stockholders

SEMIANNUAL REPORT AUGUST 31, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS        (ICON)

STRATEGIC PARTNERS
FOCUSED GROWTH FUND
Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic Partners
Focused Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                        As of 8/31/03

                                     Six Months    One Year    Three Years    Since Inception2
Class A                                26.08%       12.10%       -48.71%        -44.40%
Class B                                25.40        11.27        -49.82         -45.70
Class C                                25.40        11.27        -49.82         -45.70
Class Z                                26.07        12.42        -48.29         -43.90
Russell 1000 Growth Index3             22.30        14.08        -51.46         -45.42
S&P 500 Index4                         20.87        12.06        -30.50         -25.55
Lipper Large-Cap Growth Funds Avg.5    21.35        12.45        -47.93         -41.33

    Average Annual Total Returns1                          As of 9/30/03
                                      One Year   Three Years  Since Inception2
Class A                                13.41%      -19.02%       -18.34%
Class B                                13.59       -19.04        -18.18
Class C                                16.19       -18.54        -17.97
Class Z                                19.73       -17.45        -16.88
Russell 1000 Growth Index3             25.92       -19.05        -16.88
S&P 500 Index4                         24.37       -10.13         -8.76
Lipper Large-Cap Growth Funds Avg.5    21.15       -18.84        -15.53

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. If reflected, the
applicable sales charges would reduce the cumulative
total return performance quoted. The average annual
total returns do take into account applicable sales
charges. Without a distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares and a
12b-1 fee of 0.30% annually. In some circumstances,
Class A shares may not be subject to a front-end
sales charge, but may be subject to a 1% contingent
deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the first six
years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B
shares will automatically convert to Class A shares
on a quarterly basis. Class C shares are subject to a
front-end sales charge of 1% and a CDSC of 1% for
shares redeemed within 18 months of purchase, and a
12b-1 fee of 1% annually. The returns in the tables
do not reflect the deduction of taxes that a
shareholder would pay on Fund distributions or
following the redemption of Fund shares. 2Inception
date: 6/2/00. 3The Russell 1000 Growth Index contains
those securities in the Russell 1000 Index with an
above-average growth orientation. Companies in this
index tend to exhibit higher price-to-book and price-
to-earnings ratios, lower dividend yields, and higher
forecasted growth rates. 4The Standard &
                         www.strategicpartners.com     (800) 225-1852

Semiannual Report    August 31, 2003

Poor's 500 Composite Stock Price Index (S&P 500
Index) is an unmanaged index of 500 stocks of large
U.S. public companies. It gives a broad look at how stock prices in the United States have performed.
5The Lipper Large-Cap Growth Funds Average (Lipper
Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth
Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite
1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P 500 Index. Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Top Five Industries

Expressed as a percentage of net assets
as of 8/31/03.

    12.3%  Semiconductor & Semiconductor
           Equipment
     9.2   Diversified Financial Services
     8.9   Specialty Retail
     8.1   Software
     7.1   Media
Industry weightings are subject to change.

Five Largest Holdings

Expressed as a percentage of net assets
as of 8/31/03.

    6.3%   Microsoft Corp.
           Software
    6.0    Kohl's Corp.
           Multi-line Retail
    5.8    Viacom, Inc.
           Media
    4.5    Amgen, Inc.
           Biotechnology
    4.4    Citigroup, Inc.
           Diversified Financial Services
Holdings are subject to change.

                                    October 10, 2003
DEAR SHAREHOLDER,
There have been welcome signs that the U.S. economy is growing again. Many corporate executives and investment research analysts are expecting profits to rise as well.
However, jobs are not being created as quickly as in past recoveries, reminding us that the resumption of economic growth doesn't mean a return to an earlier time. The economic picture continues to change, providing new opportunities and challenges.
Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. A broadly diversified investment portfolio will increase your chances of participating in positive changes and is also your best long-term defense against unexpected downturns.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic
Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,


Judy A. Rice, President
Strategic Partners Opportunity Funds/Strategic Partners Focused Growth Fund

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited)

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.3%
Common Stocks
-------------------------------------------------------------------------------------
Biotechnology  6.6%
     87,600      Amgen, Inc.(a)                                     $      5,772,840
     32,300      Genentech, Inc.                                           2,564,620
                                                                    ----------------
                                                                           8,337,460
-------------------------------------------------------------------------------------
Capital Markets  3.5%
     83,100      Merrill Lynch & Co., Inc.                                 4,469,118
-------------------------------------------------------------------------------------
Communications Equipment  6.5%
    223,300      Cisco Systems, Inc.(a)                                    4,276,195
     62,400      Comcast Corp. (Class A Stock)(a)                          1,769,664
    139,100      Nokia Corp. (ADR) (Finland)                               2,265,939
                                                                    ----------------
                                                                           8,311,798
-------------------------------------------------------------------------------------
Computers & Peripherals  3.7%
     71,900      Dell, Inc.(a)                                             2,346,097
    183,900      EMC Corp.(a)                                              2,344,725
                                                                    ----------------
                                                                           4,690,822
-------------------------------------------------------------------------------------
Consumer Finance  3.2%
     89,900      American Express Co.                                      4,049,995
-------------------------------------------------------------------------------------
Diversified Financial Services  9.2%
    128,830      Citigroup, Inc.                                           5,584,780
     29,200      Goldman Sachs Group, Inc. (The)                           2,583,908
    150,762      MBNA Corp.                                                3,518,785
                                                                    ----------------
                                                                          11,687,473
-------------------------------------------------------------------------------------
Energy Equipment & Services  2.6%
     87,900      BJ Services Co.(a)                                        3,284,823
-------------------------------------------------------------------------------------
Food & Staples Retailing  2.0%
     43,000      Wal-Mart Stores, Inc.                                     2,544,310
-------------------------------------------------------------------------------------
Health Care Equipment & Supplies  2.0%
     50,900      Medtronic, Inc.                                           2,523,622

    See Notes to Financial Statements                                      3

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Health Care Providers & Services  2.4%
     61,000      UnitedHealth Group, Inc.                           $      3,015,230
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  3.1%
    140,500      Starbucks Corp.(a)                                        3,995,820
-------------------------------------------------------------------------------------
Industrial Conglomerates  1.8%
     76,900      General Electric Co.                                      2,273,933
-------------------------------------------------------------------------------------
Insurance  1.9%
     41,000      American International Group, Inc.                        2,442,370
-------------------------------------------------------------------------------------
Internet & Catalog Retail  1.3%
     30,800      eBay, Inc.(a)                                             1,705,704
-------------------------------------------------------------------------------------
Media  7.1%
     44,200      Univision Communications, Inc.(a)                         1,657,058
    164,700      Viacom, Inc. (Class B Stock)                              7,411,500
                                                                    ----------------
                                                                           9,068,558
-------------------------------------------------------------------------------------
Multi-line Retail  6.0%
    120,100      Kohl's Corp.(a)                                           7,596,325
-------------------------------------------------------------------------------------
Pharmaceuticals  6.5%
     35,900      Allergan, Inc.                                            2,852,614
     40,700      Johnson & Johnson                                         2,017,906
    114,300      Pfizer, Inc.                                              3,419,856
                                                                    ----------------
                                                                           8,290,376
-------------------------------------------------------------------------------------
Semiconductor & Semiconductor Equipment  12.3%
    156,200      Intel Corp.                                               4,470,444
     67,900      KLA-Tencor Corp.(a)                                       4,030,544
    223,452      Taiwan Semiconductor Manufacturing Co. Ltd.(a)            2,632,265
    184,500      Texas Instruments, Inc.                                   4,400,325
                                                                    ----------------
                                                                          15,533,578
-------------------------------------------------------------------------------------
Software  8.1%
     58,600      Adobe Systems, Inc.                                       2,275,438
    302,800      Microsoft Corp.                                           8,030,256
                                                                    ----------------
                                                                          10,305,694

    4                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Specialty Retail  8.9%
     98,400      Bed Bath & Beyond, Inc.(a)                         $      4,234,152
     55,400      Lowe's Cos., Inc.                                         3,039,244
    103,600      Tiffany & Co.                                             4,032,112
                                                                    ----------------
                                                                          11,305,508
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  1.6%
     31,800      Fannie Mae                                                2,060,322
                                                                    ----------------
                 Total Investments  100.3%
                  (cost $119,635,365; Note 5)                            127,492,839
                 Liabilities in excess of other assets (0.3%)               (384,617)
                                                                    ----------------
                 Net Assets  100%                                   $    127,108,222
                                                                    ----------------
                                                                    ----------------

------------------------------
ADR--American Depository Receipt
(a) Non-income producing security.

    See Notes to Financial Statements                                      5

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   August 31, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $119,635,365)                           $ 127,492,839
Cash                                                                      192,739
Receivable for securities sold                                            425,693
Dividends and interest receivable                                          44,500
Receivable for Fund shares sold                                            23,706
Prepaid assets                                                                447
                                                                   ---------------
      Total assets                                                    128,179,924
                                                                   ---------------
LIABILITIES
Payable for Fund shares reacquired                                        550,011
Accrued expenses and other liabilities                                    330,101
Management fee payable                                                     94,811
Distribution fee payable                                                   90,513
Deferred trustees' fees                                                     6,266
                                                                   ---------------
      Total liabilities                                                 1,071,702
                                                                   ---------------
NET ASSETS                                                          $ 127,108,222
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      23,307
   Paid-in capital in excess of par                                   309,289,936
                                                                   ---------------
                                                                      309,313,243
   Accumulated net investment loss                                     (1,105,551)
   Accumulated net realized loss on investments                      (188,956,944)
   Net unrealized appreciation on investments                           7,857,474
                                                                   ---------------
Net assets, August 31, 2003                                         $ 127,108,222
                                                                   ---------------
                                                                   ---------------

    6                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   August 31, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($16,829,142 /
      3,025,723 shares of beneficial interest issued and
      outstanding)                                                          $5.56
   Maximum sales charge (5% of offering price)                               0.29
                                                                   ---------------
   Maximum offering price to public                                         $5.85
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($64,460,174 / 11,872,700 shares of beneficial
      interest issued and outstanding)                                      $5.43
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share ($40,636,460 /
      7,484,804 shares of beneficial interest issued and
      outstanding)                                                          $5.43
   Sales charge (1% of offering price)                                       0.05
                                                                   ---------------
   Offering price to public                                                 $5.48
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($5,182,446 / 924,002 shares of beneficial interest
      issued and outstanding)                                               $5.61
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                      7

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                   August 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding tax of $11,344)             $   398,794
   Interest                                                                4,611
                                                                   ---------------
      Total income                                                       403,405
                                                                   ---------------
Expenses
   Management fee                                                        547,138
   Distribution fee--Class A                                              20,423
   Distribution fee--Class B                                             305,199
   Distribution fee--Class C                                             195,168
   Transfer agent's fees and expenses                                    177,000
   Reports to shareholders                                                99,000
   Custodian's fees and expenses                                          93,000
   Registration fees                                                      23,000
   Legal fees and expenses                                                20,000
   Audit fee                                                              15,000
   Trustees' fees                                                          7,000
   Miscellaneous expenses                                                  7,028
                                                                   ---------------
      Total expenses                                                   1,508,956
                                                                   ---------------
Net investment loss                                                   (1,105,551)
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                          (8,663,006)
Net change in unrealized appreciation (depreciation) on
investments                                                           37,066,241
                                                                   ---------------
Net gain on investments                                               28,403,235
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $27,297,684
                                                                   ---------------
                                                                   ---------------

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                      Ended               Ended
                                                 August 31, 2003    February 28, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                            $  (1,105,551)      $  (2,343,255)
   Net realized loss on investments                  (8,663,006)        (31,933,372)
   Net change in unrealized appreciation
      (depreciation) on investments                  37,066,241         (12,736,352)
                                                 ---------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      27,297,684         (47,012,979)
                                                 ---------------    -----------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                      2,322,129          11,820,213
   Cost of shares reacquired                        (14,266,536)        (53,122,232)
                                                 ---------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                  (11,944,407)        (41,302,019)
                                                 ---------------    -----------------
Total increase (decrease)                            15,353,277         (88,314,998)
NET ASSETS
Beginning of period                                 111,754,945         200,069,943
                                                 ---------------    -----------------
End of period                                     $ 127,108,222       $ 111,754,945
                                                 ---------------    -----------------
                                                 ---------------    -----------------

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company'), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund (the 'Fund'), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Focused Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

      The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity related securities in approximately 40 equity-related securities that are selected by the Fund's two investment subadvisers (up to approximately 20 each) as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund, in the preparation of its financial statements.

      Securities Valuation:    Securities traded in the over-the-counter market,
including securities listed on exchanges whose primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadvisers to be over-the-counter, are valued by an independent pricing agent or principal market maker. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadvisers.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on the

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.
accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are incurred directly at a Fund level.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Alliance Capital Management, L.P. ('Alliance') and Jennison Associates LLC ('Jennison'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. ('PIM'). PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI
                                                                          11

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund

             Notes to Financial Statements (Unaudited) Cont'd.
deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net asset of the Class A shares.

      PIMS has advised the Fund that it has received approximately $8,300 and $4,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2003. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $119,600 and $3,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2003.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended August 31, 2003, the amount of the commitment was $800 million and the SCA allows the Funds the ability to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2003, the Fund incurred fees of approximately $136,000 for the services of PMFS. As of August 31, 2003, approximately $21,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $30,200 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC ('Wachovia') and Prudential Securities, Inc. ('PSI'), affiliates of PI, was approximately $28,800 for the six months ended August 31, 2003. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of August 31, 2003, approximately $4,600 of such fees were due to Wachovia. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2003 aggregated $61,098,741 and $72,958,124, respectively.

Note 5. Tax Information
As of August 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $168,502,300, of which $26,354,700 expires in 2009, $87,880,800 expires in 2010 and $54,266,800 expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $8,532,000 as having occurred in the current year.
                                                                          13

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of August 31, 2003 was as follows:

   Tax Basis                                              Net Unrealized
 of Investments      Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
  $122,894,986       $14,153,898         $9,556,045         $4,597,853

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                       72,177    $    358,185
Shares reacquired                                               (480,448)     (2,411,719)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (408,271)     (2,053,534)
Shares issued upon conversion from Class B                           515           2,312
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (407,756)   $ (2,051,222)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended February 28, 2003:
Shares sold                                                      356,284    $  1,843,166
Shares reacquired                                             (1,570,945)     (8,058,915)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (1,214,661)     (6,215,749)
Shares issued upon conversion from Class B                         1,182           5,714
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (1,213,479)   $ (6,210,035)
                                                              ----------    ------------
                                                              ----------    ------------

    14

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                      193,032    $    960,580
Shares reacquired                                             (1,159,070)     (5,678,129)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (966,038)     (4,717,549)
Shares reacquired upon conversion into Class A                      (526)         (2,312)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (966,564)   $ (4,719,861)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended February 28, 2003:
Shares sold                                                      603,098    $  3,153,097
Shares reacquired                                             (4,397,026)    (22,084,659)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (3,793,928)    (18,931,562)
Shares reacquired upon conversion into Class A                    (1,205)         (5,714)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (3,795,133)   $(18,937,276)
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                      142,190    $    698,868
Shares reacquired                                               (990,332)     (4,856,230)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (848,142)   $ (4,157,362)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended February 28, 2003:
Shares sold                                                      979,588    $  5,354,427
Shares reacquired                                             (3,545,043)    (17,964,913)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                 (2,565,455)   $(12,610,486)
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                       58,776    $    304,496
Shares reacquired                                               (261,472)     (1,320,458)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (202,696)   $ (1,015,962)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended February 28, 2003:
Shares sold                                                      270,185    $  1,469,523
Shares reacquired                                               (958,499)     (5,013,745)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (688,314)   $ (3,544,222)
                                                              ----------    ------------
                                                              ----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited)

                                                                   Class A
                                     -------------------------------------------------------------------
                                     Six Months                                          June 2, 2000(a)
                                        Ended            Year Ended February 28,             Through
                                     August 31,      -------------------------------      February 28,
                                        2003             2003              2002               2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $  4.41          $  5.95           $  7.30            $ 10.00
                                     -----------     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                      (0.03)           (0.06)            (0.06)             (0.06)
Net realized and unrealized gain
   (loss) on investment
   transactions                           1.18            (1.48)            (1.29)             (2.64)
                                     -----------     -------------     -------------     ---------------
   Total from investment
      operations                          1.15            (1.54)            (1.35)             (2.70)
                                     -----------     -------------     -------------     ---------------
Net asset value, end of period         $  5.56          $  4.41           $  5.95            $  7.30
                                     -----------     -------------     -------------     ---------------
                                     -----------     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              26.08%          (25.88)%          (18.49)%           (27.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $16,829          $15,159           $27,630            $43,200
Average net assets (000)               $16,249          $20,856           $34,765            $59,259
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees(e)                     1.87%(c)         1.61%             1.42%              1.57%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                        1.62%(c)         1.36%             1.17%              1.32%(c)
   Net investment loss                   (1.21)%(c)       (0.93)%           (0.77)%            (0.80)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover(d)                    51%              53%               76%               116%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Not annualized for periods of less than one full year.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

    16                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                   Class B
                                     -------------------------------------------------------------------
                                     Six Months                                          June 2, 2000(a)
                                        Ended            Year Ended February 28,             Through
                                     August 31,      -------------------------------      February 28,
                                        2003             2003              2002               2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $  4.33          $  5.87          $    7.26          $   10.00
                                     -----------     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                      (0.05)           (0.10)             (0.11)             (0.10)
Net realized and unrealized gain
   (loss) on investment
   transactions                           1.15            (1.44)             (1.28)             (2.64)
                                     -----------     -------------     -------------     ---------------
   Total from investment
      operations                          1.10            (1.54)             (1.39)             (2.74)
                                     -----------     -------------     -------------     ---------------
Net asset value, end of period         $  5.43          $  4.33          $    5.87          $    7.26
                                     -----------     -------------     -------------     ---------------
                                     -----------     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              25.40%          (26.24)%           (19.15)%           (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $64,460          $55,540          $  97,635          $ 137,671
Average net assets (000)               $60,708          $75,020          $ 117,384          $ 164,779
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                        2.62%(c)         2.36%              2.17%              2.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                        1.62%(c)         1.36%              1.17%              1.32%(c)
   Net investment loss                   (1.96)%(c)       (1.68)%            (1.52)%            (1.56)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                   Class C
                                     -------------------------------------------------------------------
                                     Six Months                                          June 2, 2000(a)
                                        Ended            Year Ended February 28,             Through
                                     August 31,      -------------------------------      February 28,
                                        2003             2003              2002               2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $  4.33          $  5.87           $  7.26           $   10.00
                                     -----------     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                      (0.05)           (0.10)            (0.11)              (0.10)
Net realized and unrealized gain
   (loss) on investment
   transactions                           1.15            (1.44)            (1.28)              (2.64)
                                     -----------     -------------     -------------     ---------------
   Total from investment
      operations                          1.10            (1.54)            (1.39)              (2.74)
                                     -----------     -------------     -------------     ---------------
Net asset value, end of period         $  5.43          $  4.33           $  5.87           $    7.26
                                     -----------     -------------     -------------     ---------------
                                     -----------     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              25.40%          (26.24)%          (19.15)%            (27.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $40,636          $36,046           $63,966           $  96,437
Average net assets (000)               $38,821          $49,456           $80,074           $ 121,487
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                        2.62%(c)         2.36%             2.17%               2.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                        1.62%(c)         1.36%             1.17%               1.32%(c)
   Net investment loss                   (1.96)%(c)       (1.68)%           (1.52)%             (1.56)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    18                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                   Class Z
                                     -------------------------------------------------------------------
                                     Six Months                                          June 2, 2000(a)
                                        Ended            Year Ended February 28,             Through
                                     August 31,      -------------------------------      February 28,
                                        2003             2003              2002               2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $  4.45          $  5.97           $  7.31            $ 10.00
                                     -----------     -------------     -------------     ---------------
Income from investment
   operations
Net investment loss                      (0.03)           (0.05)            (0.04)             (0.04)
Net realized and unrealized gain
   (loss) on investment
   transactions                           1.19            (1.47)            (1.30)             (2.65)
                                     -----------     -------------     -------------     ---------------
   Total from investment
      operations                          1.16            (1.52)            (1.34)             (2.69)
                                     -----------     -------------     -------------     ---------------
Net asset value, end of period         $  5.61          $  4.45           $  5.97            $  7.31
                                     -----------     -------------     -------------     ---------------
                                     -----------     -------------     -------------     ---------------
TOTAL INVESTMENT RETURN(b):              26.07%          (25.46)%          (18.33)%           (26.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $ 5,182          $ 5,010           $10,840            $15,574
Average net assets (000)               $ 5,147          $ 7,621           $12,834            $22,544
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                        1.62%(c)         1.36%             1.17%              1.32%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                        1.62%(c)         1.36%             1.17%              1.32%(c)
   Net investment loss                   (0.96)%(c)       (0.69)%           (0.52)%            (0.55)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods less than one full year are not annualized.
(c) Annualized.

    See Notes to Financial Statements                                     19

      Strategic Partners Opportunity Funds
Strategic Partners Focused Growth Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.
-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustee                            Votes For      Votes Against     Abstentions
------------------------------    ------------    -------------     -----------
David E.A. Carson                   19,310,214         --               --
Robert E. La Blanc                  19,313,951         --               --
Douglas H. McCorkindale             19,322,992         --               --
Stephen P. Munn                     19,319,158         --               --
Richard A. Redeker                  19,319,602         --               --
Robin B. Smith                      19,317,441         --               --
Stephen Stoneburn                   19,322,878         --               --
Clay T. Whitehead                   19,320,297         --               --
Judy A. Rice                        19,319,032         --               --
Robert F. Gunia                     19,319,106         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.

                              www.strategicpartners.com    (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Alliance Capital Management, L.P.
1345 Avenue of the Americas
New York, NY 10105

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
Class A         SPFAX     86276R106
Class B         SPFBX     86276R205
Class C         SPFCX     86276R304
Class Z         SPFZX     86276R403

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2003, were not audited and, accordingly, no opinion is expressed on them.

Mutual Funds:
    ARE NOT INSURED BY THE FDIC OR ANY FEDERAL      MAY LOSE VALUE      ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
    GOVERNMENT AGENCY                                                   ANY BANK AFFILIATE

(ICON)

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
Class A         SPFAX     86276R106
Class B         SPFBX     86276R205
Class C         SPFCX     86276R304
Class Z         SPFZX     86276R403

MFSP500E2    IFS-A084729

                        SEMIANNUAL REPORT AUGUST 31, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

STRATEGIC PARTNERS
NEW ERA GROWTH FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic
Partners New Era Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Note: The Fund has changed its benchmark from the Russell 3000 Growth Index to the Russell
Midcap Growth Index because the latter reflects the capitalization range of the Fund more accurately.

Cumulative Total Returns1                    As of 8/31/03
                               Six Months     One Year     Since Inception2
Class A                          38.08%        30.95%          -34.00%
Class B                          37.66         29.92           -35.30
Class C                          37.66         29.92           -35.30
Class Z                          38.25         31.16           -33.50
Russell Midcap Growth Index3     32.19         30.39           -20.83
Russell 3000 Growth Index4       23.60         15.38           -32.45
S&P 500 Index5                   20.87         12.06           -20.01
Russell Midcap Index6            28.72         21.92             5.93
Lipper Multi-Cap Growth
  Funds Avg.7                    27.31         21.07           -31.81

Average Annual Total Returns1                                  As of 9/30/03
                                              One Year     Since Inception2
Class A                                        32.17%           -15.99%
Class B                                        33.11            -15.98
Class C                                        35.73            -15.38
Class Z                                        39.31            -14.24
Russell Midcap Growth Index3                   38.89            -8.55
Russell 3000 Growth Index4                     26.94           -13.30
S&P 500 Index5                                 24.37            -7.93
Russell Midcap Index6                          32.63             1.60
Lipper Multi-Cap Growth Funds Avg.7            28.65           -14.01

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted.
The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.

<PA>

              www.strategicpartners.com  (800) 225-1852

Semiannual Report  August 31, 2003

Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date:
11/22/00. 3The Russell Midcap Growth Index measures the performance of those Russell
Midcap companies with high price-to-book ratios and high forecasted growth values. The Fund now compares its performance to the Russell Midcap
Growth Index because that Index reflects the Fund's investment universe better than the Russell 3000 Growth Index. 4The Russell 3000
Growth Index contains those securities in the Russell 1000 and the Russell 2000 Indexes with a greater-than-average growth orientation.
Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios.
5The Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.
6The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
Investors cannot invest directly in an index.
7The Lipper Multi-Cap Growth Funds Average
(Lipper Average) represents returns based on the average return of all funds in the Lipper
Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500
Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite
1500 Index. The returns for each index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Top Five Industries
Expressed as a percentage of net assets
as of 8/31/03.
9.4%  Semiconductors & Semiconductor
      Equipment
8.5   Media
8.5   Software
7.5   Pharmaceuticals
6.1   Commercial Services & Supplies
Industry weightings are subject to change.

Five Largest Holdings
Expressed as a percentage of net assets
as of 8/31/03.
2.6%  Monster Worldwide, Inc.
      Commercial Services & Supplies
2.3   Amazon.Com, Inc.
      Internet & Catalog Retail
1.9   Apollo Group, Inc. (Class A)
      Commercial Services & Supplies
1.6   Checkfree Corp.
      IT Services
1.5   Solectron Corp.
      Electronic Equipment & Instruments
Holdings are subject to change.
                                            1

                             October 10, 2003
DEAR SHAREHOLDER,

There have been welcome signs that the U.S. economy is growing again. Many corporate executivesand investment research analysts are expecting profits to rise as well.
However, jobs are not being created as quickly as in past recoveries, reminding us that the resumption of economic growth doesn't mean a return to an earlier time.
The economic picture continues to change, providing new opportunities and challenges. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. A broadly diversified investment portfolio will increase your chances of participating in positive changes and is also your best long-term defense against unexpected downturns.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds/Strategic Partners New Era Growth Fund

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited)

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.5%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace & Defense  0.3%
      5,800      Engineered Support Systems, Inc.                      $      340,228
-------------------------------------------------------------------------------------
Airlines  0.7%
     52,100      Continental Airlines, Inc. (Class B)(a)                      795,046
-------------------------------------------------------------------------------------
Apparel  0.2%
      6,200      Reebok International Ltd.                                    207,390
-------------------------------------------------------------------------------------
Automobiles  1.2%
     22,300      Harley-Davidson, Inc.                                      1,110,986
      4,000      Thor Industries, Inc.                                        216,760
                                                                       --------------
                                                                            1,327,746
-------------------------------------------------------------------------------------
Biotechnology  3.8%
     14,300      Cephalon, Inc.(a)                                            634,205
      6,200      Genentech, Inc.(a)                                           492,280
     27,100      IDEC Pharmaceuticals Corp.(a)                                941,725
     21,700      IDEXX Laboratories, Inc.(a)                                  902,937
      6,100      Martek Biosciences Corp.(a)                                  314,699
     27,500      Medimmune, Inc.(a)                                           958,925
                                                                       --------------
                                                                            4,244,771
-------------------------------------------------------------------------------------
Building & Forest Products  0.4%
      8,000      D.R. Horton, Inc.                                            248,960
      3,800      KB Home                                                      217,436
                                                                       --------------
                                                                              466,396
-------------------------------------------------------------------------------------
Capital Markets  2.0%
      3,000      Bear, Stearns & Co., Inc.                                    209,940
      3,300      Lehman Brothers Holdings, Inc.                               216,909
     18,300      Merrill Lynch & Co., Inc.                                    984,174
     19,100      T. Rowe Price Group, Inc.                                    811,750
                                                                       --------------
                                                                            2,222,773

    See Notes to Financial Statements                                      3

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
Commercial Services & Supplies  6.1%
     32,700      Apollo Group, Inc. (Class A)(a)                       $    2,095,089
     19,600      Career Education Corp.(a)                                    884,548
      5,000      Corinthian Colleges, Inc.(a)                                 287,750
      4,800      FTI Consulting, Inc.(a)                                      120,000
     11,900      Hudson Highland Group, Inc.(a)                               248,472
      7,000      Kroll, Inc.(a)                                               174,160
    107,000      Monster Worldwide, Inc.(a)                                 2,923,240
      4,400      Sylvan Learning Systems, Inc.(a)                             126,764
                                                                       --------------
                                                                            6,860,023
-------------------------------------------------------------------------------------
Communications Equipment  2.8%
    273,300      ADC Telecommunications, Inc.(a)                              694,182
     63,000      Cisco Systems, Inc.(a)                                     1,206,450
     40,000      Foundry Networks, Inc.(a)                                    778,000
     28,000      Sonus Networks, Inc.(a)                                      198,800
      5,800      UTStarcom, Inc.(a)                                           249,168
                                                                       --------------
                                                                            3,126,600
-------------------------------------------------------------------------------------
Computers & Peripherals  3.8%
     28,100      Apple Computer, Inc.(a)                                      635,903
      8,500      Avid Technology, Inc.(a)                                     422,025
     37,000      EMC Corp.(a)                                                 471,750
      8,200      Intergraph Corp.(a)                                          195,078
     25,000      Maxtor Corp.(a)                                              285,750
      8,200      Network Appliance, Inc.(a)                                   183,762
     10,700      Research In Motion Ltd. (Canada)(a)                          304,736
     34,400      Seagate Technology (Cayman Islands)                          791,544
     17,500      Storage Technology Corp.                                     448,175
     40,700      Western Digital Corp.(a)                                     467,643
                                                                       --------------
                                                                            4,206,366
-------------------------------------------------------------------------------------
Consumer Goods & Services  0.4%
     13,000      Hasbro, Inc.                                                 240,500
      4,900      Leapfrog Enterprises, Inc. (Class A)(a)                      183,750
                                                                       --------------
                                                                              424,250

    4                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
Diversified Financials  0.4%
     15,000      Ameritrade Holding Corp.(a)                           $      163,050
      6,700      Moody's Corp.                                                347,462
                                                                       --------------
                                                                              510,512
-------------------------------------------------------------------------------------
Electronics Equipment & Instruments  5.2%
     34,200      Agilent Technologies, Inc.(a)                                831,744
      7,300      Amphenol Corp. (Class A)(a)                                  398,069
     10,100      Energizer Holdings, Inc.(a)                                  371,478
      5,100      Global Imaging Systems, Inc.                                 131,121
     10,400      Omnivision Technologies, Inc.(a)                             461,656
     24,000      PerkinElmer, Inc.                                            396,960
    283,500      Solectron Corp.(a)                                         1,681,155
    115,200      Symbol Technologies, Inc.                                  1,559,808
                                                                       --------------
                                                                            5,831,991
-------------------------------------------------------------------------------------
Energy Equipment & Services  1.4%
     14,300      BJ Services Co.(a)                                           534,391
     10,000      Halliburton Co.                                              241,800
     20,900      Weatherford International Ltd. (Bermuda)(a)                  785,422
                                                                       --------------
                                                                            1,561,613
-------------------------------------------------------------------------------------
Food & Drug Retailing  0.6%
     12,000      Whole Foods Market, Inc.(a)                                  650,520
-------------------------------------------------------------------------------------
Gaming  1.0%
      7,500      GTECH Holdings Corp.(a)                                      317,850
     29,200      International Game Technology                                754,528
                                                                       --------------
                                                                            1,072,378
-------------------------------------------------------------------------------------
Health Care Equipment & Supplies  3.6%
      9,100      Alaris Medical Systems, Inc.(a)                              156,065
      5,700      Beckman Coulter, Inc.                                        252,795
     11,900      Becton, Dickinson & Co.                                      434,826
      8,000      DENSPLY International, Inc.                                  350,000
     16,400      Fisher Scientific International, Inc.(a)                     643,208
      7,500      St. Jude Medical, Inc.(a)                                    390,525
      6,500      Stryker Corp.                                                492,700
      3,900      Varian Medical Systems, Inc.(a)                              217,815

    See Notes to Financial Statements                                      5

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
     32,400      VISX, Inc.(a)                                         $      648,648
      8,600      Zimmer Holdings, Inc.(a)                                     444,964
                                                                       --------------
                                                                            4,031,546
-------------------------------------------------------------------------------------
Health Care Providers & Services  2.2%
     10,000      Coventry Health Care, Inc.(a)                                469,400
     13,500      Humana, Inc.(a)                                              237,465
      7,700      Laboratory Corporation of America Holdings(a)                232,925
    143,600      WebMD Corp.(a)                                             1,479,080
                                                                       --------------
                                                                            2,418,870
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  3.1%
      9,000      Applebee's International, Inc.                               289,260
     38,900      Brinker International, Inc.(a)                             1,330,380
     11,400      CBRL Group, Inc.                                             397,632
     11,500      Krispy Kreme Doughnuts, Inc.(a)                              507,495
      5,000      P.F. Chang's China Bistro, Inc.(a)                           232,500
     13,000      Panera Bread Co. (Class A)(a)                                573,950
      5,300      Station Casinos, Inc.                                        157,675
                                                                       --------------
                                                                            3,488,892
-------------------------------------------------------------------------------------
Household Durables  1.2%
     13,200      Harman International Industries, Inc.                      1,315,380
-------------------------------------------------------------------------------------
Internet & Catalog Retail  5.3%
     55,500      Amazon.com, Inc.(a)                                        2,577,420
     25,500      eBay, Inc.(a)                                              1,412,190
     44,458      InterActiveCorp(a)                                         1,645,391
      7,100      Priceline.com, Inc.(a)                                       280,379
                                                                       --------------
                                                                            5,915,380
-------------------------------------------------------------------------------------
Internet Software & Services  4.8%
      5,700      Digital River, Inc.(a)                                       152,076
     43,900      DoubleClick, Inc.(a)                                         494,753
      9,000      eResearch Technology, Inc.(a)                                286,740
     33,000      Juniper Networks, Inc.(a)                                    568,260
    105,300      Realnetworks, Inc.(a)                                        665,496
    108,200      Verisign, Inc.                                             1,619,754
     46,300      Yahoo!, Inc.(a)                                            1,546,420
                                                                       --------------
                                                                            5,333,499

    6                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
IT Services  3.6%
     78,300      Checkfree Corp.                                       $    1,799,334
     15,900      DST Systems, Inc.(a)                                         629,640
     17,200      Paychex, Inc.                                                619,200
     34,500      SunGard Data Systems, Inc.(a)                                972,900
                                                                       --------------
                                                                            4,021,074
-------------------------------------------------------------------------------------
Media  8.5%
     13,000      Cablevision Systems New York Group (Class A)(a)              261,950
     13,700      Echostar Communications Corp. (Class A)(a)                   505,530
     30,900      Emmis Communications Corp. (Class A)(a)                      662,805
     12,700      Entercom Communications Corp.(a)                             639,191
     24,000      Fox Entertainment Group, Inc. (Class A)(a)                   757,920
    178,800      Gemstar-TV Guide International, Inc.(a)                      861,816
     66,000      General Motors Corp. (Class H)(a)                            986,040
     39,900      Lin TV Corp. (Class A)(a)                                    933,660
      8,000      Marvel Enterprises, Inc.(a)                                  175,200
     17,200      Omnicom Group, Inc.(a)                                     1,343,320
      9,000      Pixar, Inc.(a)                                               655,470
     40,800      Univision Communications, Inc.(a)                          1,529,592
     17,000      XM Satellite Radio Holdings, Inc. (Class A)(a)               232,900
                                                                       --------------
                                                                            9,545,394
-------------------------------------------------------------------------------------
Multi-line Retail  0.7%
     21,100      Dollar Tree Stores, Inc.(a)                                  827,753
-------------------------------------------------------------------------------------
Oil & Gas Drilling  1.5%
      4,825      Apache Corp.                                                 332,828
      5,338      Devon Energy Corp.                                           276,242
      6,900      EOG Resources, Inc.                                          292,560
      4,000      Evergreen Resources, Inc.(a)                                 223,480
      6,200      Noble Energy, Inc.                                           245,458
      6,700      Pogo Producing Corp.(a)                                      307,932
                                                                       --------------
                                                                            1,678,500
-------------------------------------------------------------------------------------
Personal Products  0.5%
      6,600      Estee Lauder Companies, Inc. (Class A)                       227,634
     11,500      NBTY, Inc.(a)                                                304,175
                                                                       --------------
                                                                              531,809

    See Notes to Financial Statements                                      7

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
Pharmaceuticals  7.5%
      8,300      Allergan, Inc.                                        $      659,518
     16,500      Barr Laboratories, Inc.(a)                                 1,116,555
      4,900      Connetics Corp.(a)                                            91,826
     27,000      Forest Laboratories, Inc.(a)                               1,269,000
     14,300      Gilead Sciences, Inc.(a)                                     953,810
      4,200      ILEX Oncology, Inc.(a)                                        70,728
     12,000      IVAX Corp.(a)                                                237,600
     12,500      Medicis Pharmaceutical Corp. (Class A)                       763,500
      8,000      Mylan Laboratories, Inc.                                     291,200
      8,500      Pharmaceuticals Resources, Inc.(a)                           475,490
     23,000      Sepracor, Inc.(a)                                            619,160
      8,000      Teva Pharmaceutical Industries Ltd., ADR (Israel)            469,696
     32,200      Watson Pharmaceuticals, Inc.(a)                            1,323,420
                                                                       --------------
                                                                            8,341,503
-------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment  9.4%
     32,800      Altera Corp.(a)                                              736,032
      8,300      Amkor Technologies, Inc.(a)                                  145,914
      1,200      Artisan Components, Inc.(a)                                   25,500
     11,500      ATI Technologies, Inc. (Canada)(a)                           173,650
     91,900      Conexant Systems, Inc.(a)                                    503,612
     15,700      GlobespanVirata, Inc.(a)                                     119,477
     56,600      Intel Corp.                                                1,619,892
     27,900      International Rectifier Corp.(a)                           1,160,361
     15,600      KLA-Tencor Corp.(a)                                          926,016
     13,000      Lam Research Corp.(a)                                        334,360
     17,200      Linear Technology Corp.                                      708,984
    108,500      LSI Logic Corp.(a)                                         1,252,090
     23,300      Marvell Technology Group Ltd. (Bermuda)(a)                   982,561
      5,000      QLogic Corp.(a)                                              245,100
     10,000      SanDisk Corp.(a)                                             604,600
     49,000      Semtech Corp.(a)                                           1,033,410
                                                                       --------------
                                                                           10,571,559

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
Software  8.5%
     37,900      Adobe Systems, Inc.                                   $    1,471,657
     58,700      Amdocs Ltd. (United Kingdom)(a)                            1,313,706
     35,750      Ascential Software Corp.(a)                                  625,625
     10,600      Citrix Systems, Inc.(a)                                      218,254
     23,000      Cognizant Technology Solutions Corp.(a)                      801,090
     10,200      Cognos, Inc.(a)                                              312,630
     11,500      Electronic Arts, Inc.(a)                                   1,032,125
     21,300      Intuit, Inc.(a)                                              965,316
     18,800      Mentor Graphics Corp.(a)                                     380,700
     14,000      Micromuse, Inc.(a)                                           114,520
     17,500      Symantec Corp.(a)                                          1,005,025
     12,200      Synopsys, Inc.(a)                                            832,162
     12,900      Take-Two Interactive Software, Inc.(a)                       384,033
                                                                       --------------
                                                                            9,456,843
-------------------------------------------------------------------------------------
Specialty Retail  4.8%
      5,100      Aeropostale, Inc.(a)                                         143,157
     24,000      Chico's FAS, Inc.(a)                                         779,760
      7,950      Christopher & Banks Corp.(a)                                 236,115
     10,000      Coach, Inc.(a)                                               580,400
      4,500      Guitar Center, Inc.(a)                                       150,930
     15,900      Linens 'n Things, Inc.(a)                                    459,510
     22,000      Pacific Sunwear of California, Inc.(a)                       743,600
     15,500      PETCO Animal Supplies, Inc.(a)                               497,550
     36,800      Staples, Inc.(a)                                             906,384
      6,300      Tiffany & Co.                                                245,196
     13,600      Weight Watchers International, Inc.(a)                       589,560
                                                                       --------------
                                                                            5,332,162
-------------------------------------------------------------------------------------
Telecommunications Equipment  1.9%
     11,000      Adtran, Inc.(a)                                              602,800
     10,000      Avaya, Inc.(a)                                               104,500
     30,000      Corning, Inc.(a)                                             247,500
      6,300      Garmin Ltd. (Cayman Islands)                                 251,811
     23,500      Qualcomm, Inc.(a)                                            970,080
                                                                       --------------
                                                                            2,176,691

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares           Description                                           Value (Note 1)
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  0.2%
      9,900      New Century Financial Corp.                           $      241,263
-------------------------------------------------------------------------------------
Trucking & Transportation  0.2%
      8,400      Ryder System, Inc.                                           252,252
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  0.7%
     42,600      Nextel Communications, Inc.(a)                               821,328
                                                                       --------------
                 Total long-term investments (cost $84,282,968)           110,150,301
                                                                       --------------
SHORT-TERM INVESTMENTS  1.0%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Commercial Paper
  $   1,124      American Express Credit Corp.,
                  0.90%, 9/2/03
                  (cost $1,124,000)                                         1,124,000
                                                                       --------------
                 Total Investments, Before Outstanding Options
                  Written  99.5%
                  (cost $85,406,968; Note 5)                              111,274,301
                                                                       --------------
OUTSTANDING CALL OPTIONS WRITTEN  (0.3)%
Contracts
-------------------------------------------------------------------------------------
        380      Monster Worldwide Inc., expiring 9/20/03 @ $20              (277,400)
         70      Monster Worldwide Inc., expiring 9/20/03 @ $22.5             (35,000)
                                                                       --------------
                 Total outstanding call options written
                  (premiums received $67,110)                                (312,400)
                                                                       --------------
                 Total Investments, Net of Outstanding Call Options
                  Written  99.2%
                  (cost $85,339,858)                                      110,961,901
                 Other assets in excess of liabilities  0.8%                  841,506
                                                                       --------------
                 Net Assets  100%                                      $  111,803,407
                                                                       --------------
                                                                       --------------

------------------------------
ADR--American Depository Receipt.
(a) Non-income producing security.
    10                                     See Notes to Financial Statements

                       This page intentionally left blank

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Assets and Liabilities (Unaudited)

                                                               August 31, 2003
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $85,406,968)                         $ 111,274,301
Cash                                                                   377,626
Receivable for investments sold                                      1,415,017
Receivable for Fund shares sold                                        172,732
Dividends and interest receivable                                        8,311
Tax reclaim receivable                                                   7,667
                                                               ---------------
      Total assets                                                 113,255,654
                                                               ---------------
LIABILITIES
Payable for investments purchased                                      391,572
Payable for Fund shares reacquired                                     337,160
Outstanding options written (premiums received $67,110)                312,400
Accrued expenses and other liabilities                                 252,080
Management fee payable                                                  80,730
Distribution fee payable                                                73,135
Deferred trustee's fees                                                  5,170
                                                               ---------------
      Total liabilities                                              1,452,247
                                                               ---------------
NET ASSETS                                                       $ 111,803,407
                                                               ---------------
                                                               ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $      17,196
   Paid-in capital in excess of par                                229,263,081
                                                               ---------------
                                                                   229,280,277
   Accumulated net investment loss                                  (1,096,640)
   Accumulated net realized loss on investments                   (142,003,519)
   Net unrealized appreciation on investments and foreign
      currencies                                                    25,623,289
                                                               ---------------
Net assets, August 31, 2003                                      $ 111,803,407
                                                               ---------------
                                                               ---------------

    12                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   August 31, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($20,486,887 /
      3,102,856 shares of beneficial interest issued and
      outstanding)                                                          $6.60
   Maximum sales charge (5% of offering price)                                .35
                                                                   ---------------
   Maximum offering price to public                                         $6.95
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($49,406,159 / 7,637,115 shares of beneficial
      interest issued and outstanding)                                      $6.47
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share ($36,646,946 /
      5,664,572 shares of beneficial interest issued and
      outstanding)                                                          $6.47
   Sales charge (1% of offering price)                                        .07
                                                                   ---------------
   Offering price to public                                                 $6.54
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($5,263,415 / 791,058 shares of beneficial interest
      issued and outstanding)                                               $6.65
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                     13

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                   August 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $749)              $   113,818
   Interest                                                                9,742
                                                                   ---------------
      Total income                                                       123,560
                                                                   ---------------
Expenses
   Management fee                                                        447,584
   Distribution fee--Class A                                              23,081
   Distribution fee--Class B                                             217,397
   Distribution fee--Class C                                             162,925
   Transfer agent's fees and expenses                                    136,000
   Custodian's fees and expenses                                          85,000
   Reports to shareholders                                                85,000
   Legal fees and expenses                                                19,000
   Registration fees                                                      17,000
   Audit fee                                                              15,000
   Trustees' fees                                                          7,000
   Miscellaneous expenses                                                  5,213
                                                                   ---------------
      Total expenses                                                   1,220,200
                                                                   ---------------
Net investment loss                                                   (1,096,640)
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                             5,558,284
   Foreign currency transactions                                             462
   Options written                                                       (11,669)
                                                                   ---------------
                                                                       5,547,077
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        27,412,723
   Foreign currencies                                                       (627)
   Options written                                                      (245,290)
                                                                   ---------------
                                                                      27,166,806
                                                                   ---------------
Net gain on investments and foreign currency transactions             32,713,883
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $31,617,243
                                                                   ---------------
                                                                   ---------------

    14                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                      Ended               Ended
                                                 August 31, 2003    February 28, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                            $  (1,096,640)      $  (2,227,634)
   Net realized gain (loss) on investments
      and foreign currency transactions               5,547,077         (47,513,601)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                             27,166,806           8,413,631
                                                 ---------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      31,617,243         (41,327,604)
                                                 ---------------    -----------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                      3,899,389           9,601,617
   Cost of shares reacquired                        (12,811,791)        (50,151,721)
                                                 ---------------    -----------------
   Net decrease in net assets from Fund
      share transactions                             (8,912,402)        (40,550,104)
                                                 ---------------    -----------------
Total increase (decrease)                            22,704,841         (81,877,708)
NET ASSETS
Beginning of period                                  89,098,566         170,976,274
                                                 ---------------    -----------------
End of period                                     $ 111,803,407       $  89,098,566
                                                 ---------------    -----------------
                                                 ---------------    -----------------

    See Notes to Financial Statements                                     15

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund

             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners Focused Value Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners New Era Growth Fund (the 'Fund'). These financial statements relate to Strategic Partners New Era Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000 and the Fund commenced operations on November 22, 2000.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 80% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Fund's Board of Trustees. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Privately placed
    16

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

securities, including equity securities for which market prices may be obtained from primary dealers, shall be valued at the bid prices provided by such primary dealers.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or
                                                                          17

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain
(loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain (loss) on purchased options is included in net realized gain
(loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund as purchaser of an option bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are charged directly at a Fund level.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent
    18

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI currently has subadvisory agreements with Jennison Associates LLC ('Jennison') and Calamos Asset Management, Inc. ('Calamos'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
                                                                          19

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of the Class A shares.

      PIMS has advised the Fund that it has received approximately $7,200 and $6,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2003. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $101,400 and $2,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2003.

      PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. The amount of the commitment was $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2003, the Fund incurred fees of approximately $95,000 for the services of PMFS. As of August 31, 2003, approximately $15,300 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $22,300 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC ('Wachovia') and Prudential Securities Inc. ('PSI'), affiliates
    20

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

of PI, were approximately $21,000 for the year ended August 31, 2003. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of August 31, 2003, approximately $3,400 of such fees were due to Wachovia. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      For the year ended August 31, 2003, Wachovia earned $1,546 of brokerage commissions from transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2003 aggregated $71,391,350 and $79,654,662, respectively.

      Transactions in options written during the six months ended August 31, 2003, were as follows:

                                                               Number of     Premiums
                                                               Contracts     Received
                                                               ----------    ---------
Options outstanding as of February 28, 2003                         --       $     --
Options written                                                    605         92,667
Options terminated in closing purchase transaction                (155)       (25,557)
                                                                   ---       ---------
Options outstanding as of August 31, 2003                          450       $ 67,110
                                                                   ---       ---------
                                                                   ---       ---------

Note 5. Tax Information
As of February 28, 2003, the Fund had an approximate capital loss carryforward for tax purposes of $137,637,000 of which $60,533,000 expires in 2010 and $77,104,000 expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the accumulated net realized loss on investments shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October capital losses of approximately $8,790,000 and other cumulative timing differences.

      The United States federal income tax basis of the Fund's investments and net unrealized appreciation (depreciation) as of August 31, 2003 were as follows:

  Tax Basis                                                   Net Unrealized
of Investments       Appreciation         Depreciation         Appreciation
----------------  -------------------  -------------------  -------------------
 $86,411,519           $26,261,404          $(1,398,622)           $24,862,782

      The difference between book and tax basis was attributable to deferred losses on wash sales.
                                                                          21

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustment is attributable to depreciation of foreign currency and mark to market receivables.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Six months ended August 31, 2003
Shares sold                                                     209,492    $  1,260,286
Shares reacquired                                              (594,643)     (3,350,406)
                                                            -----------    ------------
Net decrease in shares outstanding before conversion           (385,151)     (2,090,120)
Shares issued upon conversion from Class B                          485           2,879
                                                            -----------    ------------
Net decrease in shares outstanding                             (384,666)   $ (2,087,241)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2003:
Shares sold                                                     209,346    $  1,227,288
Shares reacquired                                            (1,699,995)     (9,444,686)
                                                            -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,490,649)     (8,217,398)
Shares issued upon conversion from Class B                          545           3,113
                                                            -----------    ------------
Net decrease in shares outstanding                           (1,490,104)   $ (8,214,285)
                                                            -----------    ------------
                                                            -----------    ------------
Class B
----------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                     163,063    $    947,923
Shares reacquired                                              (706,531)     (3,803,864)
                                                            -----------    ------------
Net decrease in shares outstanding before conversion           (543,468)     (2,855,941)
Shares reacquired upon conversion into Class A                     (494)         (2,879)
                                                            -----------    ------------
Net decrease in shares outstanding                             (543,962)   $ (2,858,820)
                                                            -----------    ------------
                                                            -----------    ------------

    22

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    ------------
Year ended February 28, 2003:
Shares sold                                                     350,672    $  1,981,016
Shares reacquired                                            (2,822,959)    (15,146,538)
                                                            -----------    ------------
Net decrease in shares outstanding before conversion         (2,472,287)    (13,165,522)
Shares reacquired upon conversion into Class A                     (551)         (3,113)
                                                            -----------    ------------
Net decrease in shares outstanding                           (2,472,838)   $(13,168,635)
                                                            -----------    ------------
                                                            -----------    ------------
Class C
----------------------------------------------------------
Six months ended August 31, 2003
Shares sold                                                     240,601    $  1,370,858
Shares reacquired                                              (781,262)     (4,239,920)
                                                            -----------    ------------
Net decrease in shares outstanding                             (540,661)   $ (2,869,062)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2003:
Shares sold                                                     793,150    $  4,922,127
Shares reacquired                                            (3,209,127)    (17,477,737)
                                                            -----------    ------------
Net decrease in shares outstanding                           (2,415,977)   $(12,555,610)
                                                            -----------    ------------
                                                            -----------    ------------
Class Z
----------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                      55,917    $    320,322
Shares reacquired                                              (257,096)     (1,417,601)
                                                            -----------    ------------
Net decrease in shares outstanding                             (201,179)   $ (1,097,279)
                                                            -----------    ------------
                                                            -----------    ------------
Year ended February 28, 2003:
Shares sold                                                     264,783    $  1,471,186
Shares reacquired                                            (1,412,315)     (8,082,760)
                                                            -----------    ------------
Net decrease in shares outstanding                           (1,147,532)   $ (6,611,574)
                                                            -----------    ------------
                                                            -----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights (Unaudited)

                                                                              Class A
                                               ---------------------------------------------------------------------
                                                                                                November 22, 2000(a)
                                               Six Months Ended     Year Ended February 28,           Through
                                                  August 31,        ------------------------        February 28,
                                                     2003             2003(d)        2002(d)            2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   4.78           $     6.52     $  9.05          $  10.00
                                                   --------         ------------     -------          --------
Income from investment operations
Net investment loss                                   (0.05)               (0.07)      (0.09)            (0.02)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                  1.87                (1.67)      (2.44)            (0.93)
                                                   --------         ------------     -------          --------
   Total from investment operations                    1.82                (1.74)      (2.53)            (0.95)
                                                   --------         ------------     -------          --------
Net asset value, end of period                     $   6.60           $     4.78     $  6.52          $   9.05
                                                   --------         ------------     -------          --------
                                                   --------         ------------     -------          --------
TOTAL INVESTMENT RETURN(b):                           38.08%              (26.69)%    (27.96)%           (9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 20,487           $   16,674     $32,440          $ 63,565
Average net assets (000)                           $ 18,364           $   23,274     $47,807          $ 72,881
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(f)                          1.89%(c)             1.67%       1.54%             1.64%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.64%(c)             1.42%       1.29%             1.39%(c)
   Net investment loss                                (1.64)%(c)           (1.26)%     (1.15)%           (0.90)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                            73%                 236%        196%               62%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.
(e) Not annualized for periods of less than one full year.
(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
    24                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                              Class B
                                               ---------------------------------------------------------------------
                                                                                                November 22, 2000(a)
                                               Six Months Ended     Year Ended February 28,           Through
                                                  August 31,        ------------------------        February 28,
                                                     2003             2003(d)        2002(d)            2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   4.70           $     6.46     $  9.04          $  10.00
                                                   --------         ------------     -------        ----------
Income from investment operations
Net investment loss                                   (0.07)               (0.11)      (0.15)            (0.04)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                  1.84                (1.65)      (2.43)            (0.92)
                                                   --------         ------------     -------        ----------
   Total from investment operations                    1.77                (1.76)      (2.58)            (0.96)
                                                   --------         ------------     -------        ----------
Net asset value, end of period                     $   6.47           $     4.70     $  6.46          $   9.04
                                                   --------         ------------     -------        ----------
                                                   --------         ------------     -------        ----------
TOTAL INVESTMENT RETURN(b):                           37.66%              (27.24)%    (28.54)%           (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 49,406           $   38,471     $68,825          $114,003
Average net assets (000)                           $ 43,243           $   51,273     $91,189          $124,911
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             2.64%(c)             2.42%       2.29%             2.39%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.64%(c)             1.42%       1.29%             1.39%(c)
   Net investment loss                                (2.39)%(c)           (2.01)%     (1.90)%           (1.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.
    See Notes to Financial Statements                                     25

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                              Class C
                                               ---------------------------------------------------------------------
                                                                                                November 22, 2000(a)
                                               Six Months Ended     Year Ended February 28,           Through
                                                  August 31,        ------------------------        February 28,
                                                     2003             2003(d)        2002(d)            2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   4.70           $     6.46     $  9.04          $  10.00
                                                   --------         ------------     -------        ----------
Income from investment operations
Net investment loss                                   (0.07)               (0.11)      (0.15)            (0.04)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                  1.84                (1.65)      (2.43)            (0.92)
                                                   --------         ------------     -------        ----------
   Total from investment operations                    1.77                (1.76)      (2.58)            (0.96)
                                                   --------         ------------     -------        ----------
Net asset value, end of period                     $   6.47           $     4.70     $  6.46          $   9.04
                                                   --------         ------------     -------        ----------
                                                   --------         ------------     -------        ----------
TOTAL INVESTMENT RETURN(b):                           37.66%              (27.24)%    (28.54)%           (9.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 36,647           $   29,180     $55,707          $100,163
Average net assets (000)                           $ 32,408           $   40,817     $76,432          $110,152
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                             2.64%(c)             2.42%       2.29%             2.39%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                             1.64%(c)             1.42%       1.29%             1.39%(c)
   Net investment loss                                (2.39)%(c)           (2.01)%     (1.90)%           (1.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.
    26                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                              Class Z
                                               ---------------------------------------------------------------------
                                                                                                November 22, 2000(a)
                                               Six Months Ended     Year Ended February 28,           Through
                                                  August 31,        ------------------------        February 28,
                                                     2003             2003(d)        2002(d)            2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 4.81             $ 6.54        $  9.07          $  10.00
                                                   -------          ------------     -------          --------
Income from investment operations
Net investment loss                                  (0.04)             (0.06)         (0.07)            (0.02)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                 1.88              (1.67)         (2.46)            (0.91)
                                                   -------          ------------     -------          --------
   Total from investment operations                   1.84              (1.73)         (2.53)            (0.93)
                                                   -------          ------------     -------          --------
Net asset value, end of period                      $ 6.65             $ 4.81        $  6.54          $   9.07
                                                   -------          ------------     -------          --------
                                                   -------          ------------     -------          --------
TOTAL INVESTMENT RETURN(b):                          38.25%            (26.45)%       (27.89)%           (9.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $5,263             $4,774        $14,004          $ 36,565
Average net assets (000)                            $4,907             $8,072        $23,491          $ 43,658
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                            1.64%(c)           1.42%          1.29%             1.39%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                            1.64%(c)           1.42%          1.29%             1.39%(c)
   Net investment loss                               (1.39)%(c)         (1.02)%        (0.89)%           (0.65)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the year.
    See Notes to Financial Statements                                     27

      Strategic Partners Opportunity Funds
Strategic Partners New Era Growth Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustee                          Votes For      Votes Against     Abstentions
------------------------------  ------------    -------------     -----------
David E.A. Carson                 15,093,561         --               --
Robert E. La Blanc                15,091,069         --               --
Douglas H. McCorkindale           15,090,897         --               --
Stephen P. Munn                   15,097,575         --               --
Richard A. Redeker                15,097,075         --               --
Robin B. Smith                    15,094,452         --               --
Stephen Stoneburn                 15,099,340         --               --
Clay T. Whitehead                 15,097,915         --               --
Judy A. Rice                      15,099,604         --               --
Robert F. Gunia                   15,096,079         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.

                www.strategicpartners.com  (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Calamos Asset Management, Inc.
111 Warrenville Road
Naperville, IL 60563-1463

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Fund Symbols   Nasdaq    CUSIP
Class A        SNGAX   86276R502
Class B        SNGBX   86276R601
Class C        SNGCX   86276R700
Class Z        SNGZX   86276R809

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2003, were not audited and, accordingly, no opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Fund Symbols    Nasdaq     CUSIP
Class A         SNGAX    86276R502
Class B         SNGBX    86276R601
Class C         SNGCX    86276R700
Class Z         SNGZX    86276R809

MFSP501E2  IFS-A084728

                              SEMIANNUAL REPORT AUGUST 31, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

STRATEGIC PARTNERS
MID-CAP VALUE FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic
Partners Mid-Cap Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                          As of 8/31/03
                                  Six Months    One Year    Since Inception2
Class A                             34.23%       23.43%          4.30%
Class B                             33.81        22.54           3.30
Class C                             33.81        22.54           3.30
Class Z                             34.45        23.79           4.60
Russell MidCap Value Index3         26.30        16.25           1.35
Russell MidCap Index4               28.72        21.92           3.20
Lipper Multi-Cap Value Funds Avg.5  22.99        12.61          -3.86

Average Annual Total Returns1                      As of 9/30/03
                                                One Year    Since Inception2
Class A                                          28.55%          -3.77%
Class B                                          29.33           -3.74
Class C                                          32.00           -2.23
Class Z                                          35.59            0.15
Russell MidCap Value Index3                      28.30            0.42
Russell MidCap Index4                            32.63            1.43
Lipper Multi-Cap Value Funds Avg.5               24.67           -3.87

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted.
The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.
2Inception date: 5/31/02. 3The Russell Midcap
Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with relatively low price-to-book ratios and forecasted growth values.

                  www.strategicpartners.com  (800) 225-1852

Semiannual Report  August 31, 2003

4The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
Investors cannot invest directly in an index.
5The Lipper Multi-Cap Value Funds Average
(Lipper Average) represents returns based on the average return of all funds in the Lipper
Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500
Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite
1500 Index. The returns for the Russell Midcap
Value Index and the Russell Midcap Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Top Five Industries
Expressed as a percentage of net assets
as of 8/31/03.
 13.1%  Retail
  6.9   Media
  6.1   Thrifts & Mortgage Finance
  6.1   Drugs & Healthcare
  5.6   Hotels, Restaurants & Leisure
Industry weightings are subject to change.

Five Largest Holdings
Expressed as a percentage of net assets
as of 8/31/03.
 4.1%  GAP, Inc. (The)
       Retail
 3.8   Guidant Corp.
       Drugs & Healthcare
 3.8   Cendant Corp.
       Commercial Services & Supplies
 3.7   Tiffany & Co.
       Retail
 3.6   Best Buy Co., Inc.
       Retail
Holdings are subject to change.
                                       1

                              October 10, 2003
DEAR SHAREHOLDER,

There have been welcome signs that the U.S.
economy is growing again. Many corporate executives and investment research analysts are expecting profits to rise as well. However, jobs are not being created as quickly as in past recoveries, reminding us that the resumption of economic growth doesn't mean a return to an earlier time. The economic picture continues to change, providing new opportunities and challenges. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. A broadly diversified investment portfolio will increase your chances of participating in positive changes and is also your best long-term defense against unexpected downturns.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds/Strategic Partners Mid-Cap Value Fund

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited)

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.6%
Common Stocks
Advertising  2.9%
  276,500      Interpublic Group of Companies, Inc.(a)             $    4,188,975
-------------------------------------------------------------------------------------
Aerospace & Defense  2.8%
   22,900      Northrop Grumman Corp.                                   2,186,492
   57,600      Raytheon Co.                                             1,846,656
                                                                   --------------
                                                                        4,033,148
-------------------------------------------------------------------------------------
Air Freight & Logistics  1.2%
   59,300      CNF, Inc.                                                1,761,210
-------------------------------------------------------------------------------------
Auto Components  0.5%
    8,100      Magna International, Inc. (Class 'A'
                Stock)(Canada)                                            677,160
-------------------------------------------------------------------------------------
Beverages  0.7%
   57,200      Coca-Cola Enterprises, Inc.                              1,057,628
-------------------------------------------------------------------------------------
Biotechnology  1.1%
   19,700      IDEC Pharmaceuticals Corp.(a)                              684,575
   89,000      Medarex, Inc.(a)                                           534,890
   27,000      Vertex Pharmaceuticals, Inc.(a)                            340,200
                                                                   --------------
                                                                        1,559,665
-------------------------------------------------------------------------------------
Building Products  2.4%
  137,800      Masco Corp.                                              3,416,062
-------------------------------------------------------------------------------------
Capital Markets  1.4%
   51,300      Janus Capital Group, Inc.                                  885,951
  123,000      Knight Trading Group, Inc.(a)                            1,140,210
                                                                   --------------
                                                                        2,026,161
-------------------------------------------------------------------------------------
Commercial Banks  2.3%
   58,300      Banknorth Group, Inc.                                    1,638,230
   19,400      Compass Bancshares, Inc.                                   666,972
   31,400      First Midwest Bancorp, Inc.                                957,700
                                                                   --------------
                                                                        3,262,902

    See Notes to Financial Statements                                      3

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Commercial Services  1.9%
  103,000      Waste Management, Inc.                              $    2,740,830
-------------------------------------------------------------------------------------
Commercial Services & Supplies  4.8%
  308,700      Cendant Corp.(a)                                         5,550,426
   48,500      Valassis Communications, Inc.(a)                         1,424,930
                                                                   --------------
                                                                        6,975,356
-------------------------------------------------------------------------------------
Construction Materials  0.7%
   27,300      Martin Marietta Materials, Inc.                          1,043,679
-------------------------------------------------------------------------------------
Containers & Packaging  0.7%
   68,400      Smurfit-Stone Container Corp.(a)                         1,079,352
-------------------------------------------------------------------------------------
Diversified Manufacturing  3.0%
  142,100      Waters Corp.(a)                                          4,334,050
-------------------------------------------------------------------------------------
Drugs & Healthcare  6.1%
  148,000      Apogent Technologies Inc.(a)                             3,232,320
  110,800      Guidant Corp.(a)                                         5,562,160
                                                                   --------------
                                                                        8,794,480
-------------------------------------------------------------------------------------
Electric Utilities  0.6%
   23,900      Cinergy Corp.                                              817,858
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  1.4%
   62,400      Tech Data Corp.(a)                                       2,081,040
-------------------------------------------------------------------------------------
Energy Equipment & Services  1.4%
   27,400      BJ Services Co.(a)                                       1,023,938
   47,200      Diamond Offshore Drilling, Inc.                            953,440
                                                                   --------------
                                                                        1,977,378
-------------------------------------------------------------------------------------
Food & Staples Retailing  1.2%
   92,800      Kroger Co.(a)                                            1,782,688

    4                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Food Products  2.3%
  110,000      Archer-Daniels-Midland Co.                          $    1,525,700
   93,500      Del Monte Foods Co.(a)                                     839,630
   50,700      Smithfield Foods, Inc.(a)                                1,026,675
                                                                   --------------
                                                                        3,392,005
-------------------------------------------------------------------------------------
Health Care Equipment & Supplies  1.6%
   14,300      C. R. Bard, Inc.                                           958,100
   35,700      Becton, Dickinson & Co.                                  1,304,478
                                                                   --------------
                                                                        2,262,578
-------------------------------------------------------------------------------------
Health Care Providers & Services  1.7%
   41,100      McKesson Corp.                                           1,345,614
  101,200      WebMD Corp.(a)                                           1,042,360
                                                                   --------------
                                                                        2,387,974
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  5.6%
   56,000      Carnival Corp.                                           1,937,040
   45,200      Darden Restaurants, Inc.                                   985,360
   24,000      MGM MIRAGE(a)                                              870,240
   20,400      Outback Steakhouse, Inc.                                   788,460
  105,000      Starwood Hotels & Resorts Worldwide, Inc.                3,552,150
                                                                   --------------
                                                                        8,133,250
-------------------------------------------------------------------------------------
Insurance  1.9%
   37,600      ACE Ltd. (Cayman Islands)                                1,210,720
   55,100      Protective Life Corp.                                    1,602,859
                                                                   --------------
                                                                        2,813,579
-------------------------------------------------------------------------------------
Internet Software & Services  1.3%
   66,100      EarthLink, Inc.(a)                                         501,699
  592,900      Vignette Corp.(a)                                        1,363,670
                                                                   --------------
                                                                        1,865,369
-------------------------------------------------------------------------------------
IT Services  3.0%
   22,000      Computer Sciences Corp.(a)                                 936,540
  115,400      Convergys Corp.(a)                                       2,077,200
   44,500      SunGard Data Systems, Inc.(a)                            1,254,900
                                                                   --------------
                                                                        4,268,640

    See Notes to Financial Statements                                      5

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Machinery  1.5%
   12,700      Eaton Corp.                                         $    1,189,228
   14,200      ITT Industries, Inc.                                       924,136
                                                                   --------------
                                                                        2,113,364
-------------------------------------------------------------------------------------
Media  6.9%
  318,000      AOL Time Warner, Inc.(a)                                 5,202,480
   16,600      Knight-Ridder, Inc.                                      1,126,476
  230,000      Liberty Media Corp. (Class 'A' Stock)(a)                 2,783,000
   73,800      Reader's Digest Association, Inc.                          898,146
                                                                   --------------
                                                                       10,010,102
-------------------------------------------------------------------------------------
Multiline Retail  1.1%
   77,900      J. C. Penney Co., Inc.                                   1,653,038
-------------------------------------------------------------------------------------
Oil & Gas  1.6%
   31,500      Noble Energy, Inc.                                       1,247,085
   26,300      Sunoco, Inc.                                             1,068,569
                                                                   --------------
                                                                        2,315,654
-------------------------------------------------------------------------------------
Pharmaceuticals  1.8%
   47,500      King Pharmaceuticals, Inc.(a)                              667,375
   19,000      Medicis Pharmaceutical Corp. (Class 'A' Stock)           1,160,520
   33,500      Shire Pharmaceuticals Group PLC ADR (United
                Kingdom)(a)                                               778,875
                                                                   --------------
                                                                        2,606,770
-------------------------------------------------------------------------------------
Real Estate  0.6%
   38,600      Corrections Corp. of America(a)                            887,800
-------------------------------------------------------------------------------------
Restaurants  1.7%
   81,000      Yum! Brands, Inc.(a)                                     2,401,650
-------------------------------------------------------------------------------------
Retail  13.1%
  100,800      Best Buy Co., Inc.(a)                                    5,242,608
   78,000      Costco Wholesale Corp.(a)                                2,503,020
  281,200      GAP, Inc.(The)                                           5,874,268
  138,500      Tiffany & Co.                                            5,390,420
                                                                   --------------
                                                                       19,010,316

    6                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares         Description                                         Value (Note 1)
---------------------------------------------------------------------------------------
Road & Rail  0.6%
   26,500      CSX Corp.                                           $      855,420
-------------------------------------------------------------------------------------
Software  2.6%
   60,100      Compuware Corp.(a)                                         357,595
  492,500      Parametric Technology Corp.(a)                           1,640,025
   48,400      PeopleSoft, Inc.(a)                                        876,040
  158,400      TIBCO Software, Inc.(a)                                    847,440
                                                                   --------------
                                                                        3,721,100
-------------------------------------------------------------------------------------
Specialty Retail  2.2%
    9,200      Abercrombie & Fitch Co.(a)                                 280,048
   56,200      American Eagle Outfitters, Inc.(a)                         964,392
   85,100      Limited Brands                                           1,443,296
   19,000      Linens 'n Things, Inc.(a)                                  549,100
                                                                   --------------
                                                                        3,236,836
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  6.1%
  250,100      Sovreign Bancorp, Inc.                                   4,921,968
  100,500      Washington Mutual, Inc.                                  3,917,490
                                                                   --------------
                                                                        8,839,458
-------------------------------------------------------------------------------------
Utilities  3.3%
  152,900      Duke Energy Corp.                                        2,611,532
   98,600      TXU Corp.                                                2,169,200
                                                                   --------------
                                                                        4,780,732
                                                                   --------------
               Total long-term investments (cost $124,535,616)        141,165,257
                                                                   --------------
               Total Investments  97.6%
                (cost $124,535,616; Note 5)                           141,165,257
               Other assets in excess of liabilities  2.4%              3,485,752
                                                                   --------------
               Net Assets  100%                                    $  144,651,009
                                                                   --------------
                                                                   --------------

------------------------------
ADR--American Depository Receipt.
(a) Non-income producing security.
    See Notes to Financial Statements                                      7

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                               August 31, 2003
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $124,535,616)                        $ 141,165,257
Cash                                                                 4,366,160
Receivable for Fund shares sold                                        290,114
Dividends and interest receivable                                      120,553
Prepaid expenses                                                            17
                                                             -----------------
      Total assets                                                 145,942,101
                                                             -----------------
LIABILITIES
Payable for Fund shares reacquired                                     537,044
Accrued expenses and other liabilities                                 280,514
Management fee payable                                                 214,932
Payable for investments purchased                                      168,516
Distribution fee payable                                                89,081
Deferred trustees fees                                                   1,005
                                                             -----------------
      Total liabilities                                              1,291,092
                                                             -----------------
NET ASSETS                                                       $ 144,651,009
                                                             -----------------
                                                             -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $      13,955
   Paid-in capital in excess of par                                147,091,146
                                                             -----------------
                                                                   147,105,101
   Accumulated net investment loss                                    (819,750)
   Accumulated net realized loss on investments                    (18,263,983)
   Net unrealized appreciation on investments                       16,629,641
                                                             -----------------
Net assets, August 31, 2003                                      $ 144,651,009
                                                             -----------------
                                                             -----------------

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($23,405,445 / 2,243,120 shares of beneficial interest
      issued and outstanding)                                             $10.43
   Maximum sales charge (5% of offering price)                               .55
                                                                 -----------------
   Maximum offering price to public                                       $10.98
                                                                 -----------------
                                                                 -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($57,050,607 / 5,521,044 shares of beneficial
      interest issued and outstanding)                                    $10.33
                                                                 -----------------
                                                                 -----------------
Class C:
   Net asset value and redemption price per share
      ($45,526,399 / 4,405,946 shares of beneficial interest
      issued and outstanding)                                             $10.33
   Sales charge (1% of offering price)                                       .10
                                                                 -----------------
   Offering price to public                                               $10.43
                                                                 -----------------
                                                                 -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($18,668,558 / 1,785,351 shares of beneficial
      interest issued and outstanding)                                    $10.46
                                                                 -----------------
                                                                 -----------------

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                  August 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $1,652)           $   633,904
   Interest                                                               2,045
                                                                 -----------------
      Total income                                                      635,949
                                                                 -----------------
Expenses
   Management fee                                                       605,783
   Distribution fee--Class A                                             28,535
   Distribution fee--Class B                                            257,224
   Distribution fee--Class C                                            210,203
   Transfer agent's fees and expenses                                   101,000
   Reports to shareholders                                               80,000
   Custodian's fees and expenses                                         73,000
   Registration fees                                                     46,000
   Legal fees and expenses                                               20,000
   Audit fee                                                             16,000
   Trustees' fees                                                         8,000
   Amortization of offering costs                                         7,000
   Miscellaneous                                                          2,954
                                                                 -----------------
      Total expenses                                                  1,455,699
                                                                 -----------------
Net investment loss                                                    (819,750)
                                                                 -----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                          1,177,760
Net change in unrealized appreciation on investments                 38,367,475
                                                                 -----------------
Net gain on investments                                              39,545,235
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $38,725,485
                                                                 -----------------
                                                                 -----------------

    10                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months        May 31, 2002(a)
                                                      Ended              Through
                                                 August 31, 2003    February 28, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                            $    (819,750)      $  (1,169,084)
   Net realized gain (loss) on investment
      transactions                                    1,177,760         (19,441,743)
   Net change in unrealized appreciation
      (depreciation) on investments                  38,367,475         (21,737,834)
                                                 ---------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      38,725,485         (42,348,661)
                                                 ---------------    -----------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                      6,335,938         212,149,476
   Cost of shares reacquired                        (22,850,163)        (47,361,066)
                                                 ---------------    -----------------
   Net increase (decrease) in net assets
      from Fund share transactions                  (16,514,225)        164,788,410
                                                 ---------------    -----------------
Total increase                                       22,211,260         122,439,749
NET ASSETS
Beginning of period                                 122,439,749                  --
                                                 ---------------    -----------------
End of period                                     $ 144,651,009       $ 122,439,749
                                                 ---------------    -----------------
                                                 ---------------    -----------------

------------------------------
(a) Commencement of investment operations.
    See Notes to Financial Statements                                     11

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company'), formerly known as Strategic Partners Series, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund (the 'Fund') and Strategic Partners Focused Value Fund. These financial statements relate to Strategic Partners Mid-Cap Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on May 31, 2002.

      The investment objective of the Fund is long-term growth of capital through investments primarily in equity related securities of mid-sized companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange are valued at
the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or applicable subadviser. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued
    12

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gain
(loss) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains (losses) realized between the trade date and settlement date of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the
                                                                          13

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at a fund level.

      Net investment income (loss), other than distribution fees, which are charged directly to the respective class and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Mercury Advisors ('Mercury') and Harris Associates L.P., ('Harris'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In
    14

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25%, 1% and 1%, respectively, for the six months ended August 31, 2003.

      PIMS has advised the Fund that it has received approximately $16,400 and $12,600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $177,500 and $47,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2003.

      PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended August 31, 2003, the amount of the commitment was $800 million and allows the Funds the ability to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the
                                                                          15

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2003, the Fund incurred fees of approximately $71,000 for the services of PMFS. As of August 31, 2003, approximately $12,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $23,100 in total networking fees of which the amount relating to the services of Wachovia Securities LLC ('Wachovia') and Prudential Securities, Inc. ('PSI'), affiliates of PI, were approximately $18,600 for the six months ended August 31, 2003. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of August 31, 2003, approximately $3,000 of such fees were due to Wachovia. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

      For the six months ended August 31, 2003 PSI earned approximately $420 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2003 aggregated $28,856,565 and $47,675,382, respectively.

Note 5. Distributions and Tax Information
As of February 28, 2003, the Fund had no distributable earnings on a tax basis. In addition, the approximate capital loss carryforward was $9,863,000 which expires in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation (depreciation) as of August 31, 2003 were as follows:
    16

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

  Tax Basis                                            Unrealized
of Investments    Appreciation      Depreciation      Appreciation
--------------   ---------------   ---------------   ---------------
 $125,328,769      $22,791,557      $(6,955,069)       $15,836,488

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                      158,681    $  1,513,962
Shares reacquired                                               (686,032)     (6,299,510)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (527,351)     (4,785,548)
Shares issued upon conversion from Class B                           746           5,770
                                                              ----------    ------------
Net decrease in shares outstanding                              (526,605)   $ (4,779,778)
                                                              ----------    ------------
                                                              ----------    ------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    4,140,537    $ 40,759,563
Shares reacquired                                             (1,370,848)    (11,389,826)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           2,769,689      29,369,737
Shares issued upon conversion from Class B                            36             292
                                                              ----------    ------------
Net increase in shares outstanding                             2,769,725    $ 29,370,029
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          17

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                      219,588    $  2,061,619
Shares reacquired                                               (591,015)     (5,190,243)
                                                              ----------    ------------
Net decrease in shares outstanding before conversion            (371,427)     (3,128,624)
Shares reacquired upon conversion into Class A                      (750)         (5,770)
                                                              ----------    ------------
Net decrease in shares outstanding                              (372,177)   $ (3,134,394)
                                                              ----------    ------------
                                                              ----------    ------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    7,027,604    $ 69,421,265
Shares reacquired                                             (1,134,347)     (9,137,739)
                                                              ----------    ------------
Net increase in shares outstanding before conversion           5,893,257      60,283,526
Shares reacquired upon conversion into Class A                       (36)           (292)
                                                              ----------    ------------
Net increase in shares outstanding                             5,893,221    $ 60,283,234
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                      174,445    $  1,588,565
Shares reacquired                                               (595,314)     (5,397,614)
                                                              ----------    ------------
Net decrease in shares outstanding                              (420,869)   $ (3,809,049)
                                                              ----------    ------------
                                                              ----------    ------------
May 31, 2002(a)
  through February 28, 2003:
Shares sold                                                    6,089,722    $ 60,185,373
Shares reacquired                                             (1,262,907)    (10,307,673)
                                                              ----------    ------------
Net increase in shares outstanding                             4,826,815    $ 49,877,700
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                      128,277    $  1,171,792
Shares reacquired                                               (671,131)     (5,962,796)
                                                              ----------    ------------
Net decrease in shares outstanding                              (542,854)   $ (4,791,004)
                                                              ----------    ------------
                                                              ----------    ------------
May 31, 2002(a)
  through ended February 28, 2003:
Shares sold                                                    4,285,266    $ 41,783,275
Shares reacquired                                             (1,957,061)    (16,525,828)
                                                              ----------    ------------
Net increase in shares outstanding                             2,328,205    $ 25,257,447
                                                              ----------    ------------
                                                              ----------    ------------

------------------------------
(a) Commencement of investment operations.
    18

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Financial Highlights (Unaudited)

                                                     Class A
                                     ----------------------------------------
                                         Six Months          May 31, 2002(a)
                                           Ended                 Through
                                     August 31, 2003(f)     February 28, 2003
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                    $   7.77               $ 10.00
                                          --------              --------
Income from investment
operations:
Net investment loss                          (0.03)                (0.05)
Net realized and unrealized gain
   (loss) on investment
   transactions                               2.69                 (2.18)
                                          --------              --------
      Total from investment
         operations                           2.66                 (2.23)
                                          --------              --------
Net asset value, end of period            $  10.43               $  7.77
                                          --------              --------
                                          --------              --------
TOTAL RETURN(b)                              34.23%               (22.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 23,405               $21,524
Average net assets (000)                  $ 22,704               $27,029
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees(e)                         1.68%(c)              1.66%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                            1.43%(c)              1.41%(c)
   Net investment loss                       (0.73)%(c)            (0.63)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover                           22%(d)                62%(d)
------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effect of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Not annualized for periods of less than one full year.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f) Calculated based on average shares outstanding during the period.
    See Notes to Financial Statements                                     19

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                     Class B
                                     ----------------------------------------
                                         Six Months          May 31, 2002(a)
                                           Ended                 Through
                                     August 31, 2003(d)     February 28, 2003
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                    $   7.72               $ 10.00
                                          --------              --------
Income from investment
operations:
Net investment loss                          (0.07)                (0.09)
Net realized and unrealized gain
   (loss) on investment
   transactions                               2.68                 (2.19)
                                          --------              --------
      Total from investment
         operations                           2.61                 (2.28)
                                          --------              --------
Net asset value, end of period            $  10.33               $  7.72
                                          --------              --------
                                          --------              --------
TOTAL RETURN(b)                              33.81%               (22.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 57,051               $45,523
Average net assets (000)                  $ 51,166               $52,075
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                            2.43%(c)              2.41%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                            1.43%(c)              1.41%(c)
   Net investment loss                       (1.48)%(c)            (1.37)%(c)
------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effect of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based on average shares outstanding during the period.
    20                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                     Class C
                                     ----------------------------------------
                                         Six Months          May 31, 2002(a)
                                           Ended                 Through
                                     August 31, 2003(d)     February 28, 2003
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                    $   7.72               $ 10.00
                                          --------              --------
Income from investment
operations:
Net investment loss                          (0.07)                (0.09)
Net realized and unrealized gain
   (loss) on investment
   transactions                               2.68                 (2.19)
                                          --------              --------
      Total from investment
         operations                           2.61                 (2.28)
                                          --------              --------
Net asset value, end of period            $  10.33               $  7.72
                                          --------              --------
                                          --------              --------
TOTAL RETURN(b)                              33.81%               (22.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 45,526               $37,284
Average net assets (000)                  $ 41,816               $43,641
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                            2.43%(c)              2.41%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                            1.43%(c)              1.41%(c)
   Net investment loss                       (1.48)%(c)            (1.38)%(c)
------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effect of sales loads. Total investment returns is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based on average shares outstanding during the period.
    See Notes to Financial Statements                                     21

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                     Class Z
                                     ----------------------------------------
                                         Six Months          May 31, 2002(a)
                                           Ended                 Through
                                     August 31, 2003(d)     February 28, 2003
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                    $   7.78               $ 10.00
                                          --------              --------
Income from investment
operations:
Net investment loss                          (0.02)                (0.03)
Net realized and unrealized gain
   (loss) on investment
   transactions                               2.70                 (2.19)
                                          --------              --------
      Total from investment
         operations                           2.68                 (2.22)
                                          --------              --------
Net asset value, end of period            $  10.46               $  7.78
                                          --------              --------
                                          --------              --------
TOTAL RETURN(b)                              34.45%               (22.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 18,669               $18,109
Average net assets (000)                  $ 18,202               $23,663
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                            1.43%(c)              1.41%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                            1.43%(c)              1.41%(c)
   Net investment loss                       (0.48)%(c)            (0.38)%(c)
------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based on average shares outstanding during the period.
    22                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Mid-Cap Value Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose.

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen D. Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustees                           Votes For     Votes Against    Abstentions
------------------------------    ------------   -------------    -----------
David E.A. Carson                   11,684,237       --               --
Robert E. La Blanc                  11,677,988       --               --
Douglas H. McCorkindale             11,682,261       --               --
Stephen P. Munn                     11,687,365       --               --
Richard A. Redeker                  11,686,925       --               --
Robin B. Smith                      11,684,791       --               --
Stephen D. Stoneburn                11,685,666       --               --
Clay T. Whitehead                   11,685,277       --               --
Judy A. Rice                        11,687,744       --               --
Robert F. Gunia                     11,686,462       --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.
                                                                          23
                     www.strategicpartners.com  (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Harris Associates L.P.
Two North LaSalle Street
Chicago, IL 60602-3790

Fund Asset Management, L.P., doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ 08536

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq      CUSIP
Class A         PPCAX     86276R841
Class B         PPCBX     86276R833
Class C         PPCCX     86276R825
Class Z         PPCZX     86276R817

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2003, were not audited and, accordingly, no opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Fund Symbols    Nasdaq      CUSIP
Class A         PPCAX     86276R841
Class B         PPCBX     86276R833
Class C         PPCCX     86276R825
Class Z         PPCZX  86276R817

MFSP505E2       IFS-A084726

                          SEMIANNUAL REPORT AUGUST 31, 2003

STRATEGIC PARTNERS
OPPORTUNITY FUNDS

STRATEGIC PARTNERS
FOCUSED VALUE FUND

Objective: Seeks Long-Term Growth of Capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic
Partners Focused Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1                        As of 8/31/03
                                   Six Months   One Year    Since Inception2
Class A                              23.02%       13.28%         -10.77%
Class B                              22.52        12.45          -12.39
Class C                              22.52        12.45          -12.39
Class Z                              23.24        13.65          -10.20
Russell 1000 Value Index3            21.08        11.63           -2.58
S&P 500 Index4                       20.87        12.06           -9.71
Lipper Large-Cap Value Funds Avg.5   20.30         9.43           -9.16

Average Annual Total Returns1                    As of 9/30/03
                                                One Year    Since Inception2
Class A                                          22.62%          -6.72%
Class B                                          23.21           -6.63
Class C                                          25.94           -5.87
Class Z                                          29.47           -4.55
Russell 1000 Value Index3                        24.37           -1.43
S&P 500 Index4                                   24.37           -4.41
Lipper Large-Cap Value Funds Avg.5               22.59           -4.14

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 3/30/01. 3The
Russell 1000 Value Index contains those
securities in the Russell 1000 Index with a
                         www.strategicpartners.com  (800) 225-1852

Semiannual Report         August 31, 2003

below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.
4The Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.
Investors cannot invest directly in an index.
5The Lipper Large-Cap Value Funds Average
(Lipper Average) represents returns based on the average return of all funds in the Lipper
Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P
SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P 500 Index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Top Five Industries
Expressed as a percentage of net assets
as of 8/31/03.
15.8%  Diversified Financials
15.4   Insurance
 9.5   Telecommunications
 8.0   Oil & Gas
 7.3   Banks
Industry weightings are subject to change.

Five Largest Holdings
Expressed as a percentage of net assets
as of 8/31/03.
 7.1%  Altria Group, Inc.
       Beverage, Food, & Tobacco
 6.7   American International Group, Inc.
       Insurance
 5.4   American Express Co.
       Diversified Financials
 3.8   Safeway, Inc.
       Food and Drug Retailing
 3.7   HSBC Holdings PLC
       Diversified Financials
Holdings are subject to change.
                                           1

                                  October 10, 2003
DEAR SHAREHOLDER,

There have been welcome signs that the U.S.
economy is growing again. Many corporate executives and investment research analysts are expecting profits to rise as well. However, jobs are not being created as quickly as in past recoveries, reminding us that the resumption of economic growth doesn't mean a return to an earlier time. The economic picture continues to change, providing new opportunities and challenges. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. A broadly diversified investment portfolio will increase your chances of participating in positive changes and is also your best long-term defense against unexpected downturns.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Sincerely,

Judy A. Rice, President
Strategic Partners Opportunity Funds/Strategic Partners Focused Value Fund

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited)

Shares       Description                                              Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.8%
COMMON STOCKS  97.5%
-------------------------------------------------------------------------------------
Air Freight & Couriers  0.8%
   22,200    United Parcel Service, Inc. (Class B Stock)              $    1,393,272
-------------------------------------------------------------------------------------
Banks  7.3%
  115,100    Bank One Corp.                                                4,542,997
   60,000    Wachovia Corp.                                                2,529,000
  106,000    Wells Fargo & Co.                                             5,314,840
                                                                      --------------
                                                                          12,386,837
-------------------------------------------------------------------------------------
Beverage, Food & Tobacco  7.1%
  295,500    Altria Group, Inc.                                           12,180,510
-------------------------------------------------------------------------------------
Capital Markets  1.9%
  109,600    Bank of New York Co., Inc. (The)                              3,224,432
-------------------------------------------------------------------------------------
Computers  2.4%
  110,700    Hewlett-Packard Co.                                           2,205,144
  492,300    Sun Microsystems, Inc.(a)                                     1,900,278
                                                                      --------------
                                                                           4,105,422
-------------------------------------------------------------------------------------
Cosmetics & Toiletries  1.7%
   56,700    Kimberly Clark Corp.                                          2,897,937
-------------------------------------------------------------------------------------
Diversified Financials  15.8%
  204,900    American Express Co.                                          9,230,745
   52,700    Golden West Financial Corp.                                   4,546,429
  492,735    HSBC Holdings PLC.                                            6,336,400
   31,500    Moody's Corp.                                                 1,633,590
  104,900    Morgan Stanley                                                5,118,071
                                                                      --------------
                                                                          26,865,235
-------------------------------------------------------------------------------------
Food and Drug Retailing  3.8%
  264,600    Safeway, Inc.(a)                                              6,458,886
-------------------------------------------------------------------------------------
Industrial Conglomerates  2.9%
  240,400    Tyco International Ltd.                                       4,947,432

    See Notes to Financial Statements                                      3

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares       Description                                              Value (Note 1)
------------------------------------------------------------------------------------------
Insurance  15.4%
  190,900    American International Group, Inc.                       $   11,371,913
    2,400    Berkshire Hathaway, Inc. (Class B Stock)(a)                   6,072,000
   44,300    Loews Corp.                                                   1,823,388
   58,700    Progressive Corp.                                             4,152,438
   37,300    XL Capital Ltd. (Class A Stock)                               2,825,475
                                                                      --------------
                                                                          26,245,214
-------------------------------------------------------------------------------------
Media  2.5%
   83,527    Comcast Corp. (Class A Stock)(a)                              2,484,928
  272,300    UnitedGlobalCom, Inc.(a)                                      1,818,964
                                                                      --------------
                                                                           4,303,892
-------------------------------------------------------------------------------------
Metals & Mining  2.7%
  161,100    Alcoa, Inc.                                                   4,601,016
-------------------------------------------------------------------------------------
Multiline Retail  7.2%
  148,100    Costco Wholesale Corp.(a)                                     4,752,529
  105,200    Federated Department Stores, Inc.                             4,597,240
   92,600    Home Depot, Inc.                                              2,978,016
                                                                      --------------
                                                                          12,327,785
-------------------------------------------------------------------------------------
Oil & Gas  8.0%
   87,400    BP PLC (ADR) (United Kingdom)                                 3,646,328
   50,200    ChevronTexaco Corp.                                           3,658,074
   63,000    ConocoPhillips                                                3,517,920
   56,000    Devon Energy Corp.                                            2,898,000
                                                                      --------------
                                                                          13,720,322
-------------------------------------------------------------------------------------
Paper & Packaging  1.9%
   80,200    International Paper Co.                                       3,252,110
-------------------------------------------------------------------------------------
Pharmaceuticals  4.8%
   67,000    Bristol-Myers Squibb Co.                                      1,699,790
   32,200    Eli Lilly & Co.                                               2,142,266
   88,200    Pfizer, Inc.                                                  2,638,944
  116,600    Schering-Plough Corp.                                         1,771,154
                                                                      --------------
                                                                           8,252,154

    4                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Portfolio of Investments as of August 31, 2003 (Unaudited) Cont'd.

Shares       Description                                              Value (Note 1)
------------------------------------------------------------------------------------------
Restaurants  1.8%
  140,700    McDonald's Corp.                                         $    3,154,494
-------------------------------------------------------------------------------------
Telecommunications  9.5%
   63,640    AT&T Corp.                                                    1,419,172
  401,700    AT&T Wireless Services, Inc.(a)                               3,462,655
  153,800    Comverse Technology, Inc.(a)                                  2,536,162
  672,000    Lucent Technologies, Inc.(a)                                  1,283,520
  157,500    Nokia Corp. (ADR) (Finland)                                   2,565,675
   40,639    NTL, Inc.(a)                                                  1,635,313
   91,800    Verizon Communications, Inc.                                  3,242,376
                                                                      --------------
                                                                          16,144,873
                                                                      --------------
             Total common stocks (cost $174,283,766)                     166,461,823
                                                                      --------------
PREFERRED STOCK  1.3%
-------------------------------------------------------------------------------------
Media
   79,100    The News Corp. Ltd. (ADR) (Australia)
              (cost $1,814,610)                                            2,287,572
                                                                      --------------
             Total long-term investments (cost $176,098,376)             168,749,395
                                                                      --------------
SHORT-TERM INVESTMENT  1.0%
Principal
Amount
(000)
------------------------------------------------------------------------------------
Commercial Paper
 $  1,737    San Paolo IMI (FINL) Co.
              1.00%, 9/02/03 (cost $1,736,952)                             1,736,952
                                                                      --------------
             Total Investments  99.8%
              (cost $177,835,328; Note 5)                                170,486,347
             Other assets in excess of liabilities  0.2%                     351,014
                                                                      --------------
             Net Assets  100%                                         $  170,837,361
                                                                      --------------
                                                                      --------------

------------------------------
ADR--American Depository Receipt.
(a) Non-income producing security.
    See Notes to Financial Statements                                      5

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   August 31, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $177,835,328)                           $ 170,486,347
Cash                                                                    1,216,896
Dividends and interest receivable                                         342,771
Receivable for Fund shares sold                                            72,446
Receivable for securities sold                                             30,973
Prepaid assets                                                              1,407
                                                                   ---------------
      Total assets                                                    172,150,840
                                                                   ---------------
LIABILITIES
Payable for Fund shares reacquired                                        635,233
Accrued expenses and other liabilities                                    424,981
Management fee payable                                                    129,694
Distribution fee payable                                                  120,064
Deferred trustees' fees                                                     3,507
                                                                   ---------------
      Total liabilities                                                 1,313,479
                                                                   ---------------
NET ASSETS                                                          $ 170,837,361
                                                                   ---------------
                                                                   ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      19,440
   Paid-in capital in excess of par                                   212,705,875
                                                                   ---------------
                                                                      212,725,315
   Accumulated net investment loss                                       (202,899)
   Accumulated net realized loss on investments                       (34,335,281)
   Net unrealized depreciation on investments and foreign
      currencies                                                       (7,349,774)
                                                                   ---------------
Net assets, August 31, 2003                                         $ 170,837,361
                                                                   ---------------
                                                                   ---------------

    6                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   August 31, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($27,955,768
      / 3,151,081 shares of beneficial interest issued and
      outstanding)                                                          $8.87
   Maximum sales charge (5% of offering price)                               0.47
                                                                   ---------------
   Maximum offering price to public                                         $9.34
                                                                   ---------------
                                                                   ---------------
Class B:
   Net asset value, offering price and redemption price per
      share ($77,430,296 / 8,835,012 shares of beneficial
      interest issued and outstanding)                                      $8.76
                                                                   ---------------
                                                                   ---------------
Class C:
   Net asset value and redemption price per share ($57,981,719
      / 6,615,857 shares of beneficial interest issued and
      outstanding)                                                          $8.76
   Sales charge (1% of offering price)                                       0.09
                                                                   ---------------
   Offering price to public                                                 $8.85
                                                                   ---------------
                                                                   ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($7,469,578 / 838,389 shares of beneficial
      interest issued and outstanding)                                      $8.91
                                                                   ---------------
                                                                   ---------------

    See Notes to Financial Statements                                      7

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                   August 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $29,542)           $ 1,664,507
   Interest                                                                8,446
                                                                   ---------------
      Total income                                                     1,672,953
                                                                   ---------------
Expenses
   Management fee                                                        749,246
   Distribution fee--Class A                                              33,604
   Distribution fee--Class B                                             375,351
   Distribution fee--Class C                                             283,843
   Transfer agent's fees and expenses                                    165,000
   Reports to shareholders                                               110,000
   Custodian's fees and expenses                                          78,000
   Registration fees                                                      27,000
   Legal fees and expenses                                                19,000
   Audit fee                                                              15,000
   Trustees' fees                                                          7,000
   Miscellaneous expenses                                                  1,844
                                                                   ---------------
      Total expenses                                                   1,864,888
                                                                   ---------------
Net investment loss                                                     (191,935)
                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                            (8,472,699)
   Foreign currencies                                                        762
                                                                   ---------------
                                                                      (8,471,937)
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        42,009,960
   Foreign currencies                                                       (912)
                                                                   ---------------
                                                                      42,009,048
                                                                   ---------------
Net gain on investments and foreign currency transactions             33,537,111
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $33,345,176
                                                                   ---------------
                                                                   ---------------

    8                                      See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                      Ended               Ended
                                                 August 31, 2003    February 28, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                            $    (191,935)      $  (1,541,888)
   Net realized loss on investments and
      foreign currencies                             (8,471,937)        (23,720,922)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                             42,009,048         (32,880,607)
                                                 ---------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      33,345,176         (58,143,417)
                                                 ---------------    -----------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                      4,172,103          35,565,826
   Cost of shares reacquired                        (22,238,543)        (75,504,086)
                                                 ---------------    -----------------
   Net decrease in net assets from Fund
      share transactions                            (18,066,440)        (39,938,260)
                                                 ---------------    -----------------
Total increase (decrease)                            15,278,736         (98,081,677)
NET ASSETS
Beginning of period                                 155,558,625         253,640,302
                                                 ---------------    -----------------
End of period                                     $ 170,837,361       $ 155,558,625
                                                 ---------------    -----------------
                                                 ---------------    -----------------

    See Notes to Financial Statements                                      9

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited)

      Strategic Partners Opportunity Funds (the 'Company') is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Strategic Partners Focused Growth Fund, Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Strategic Partners Focused Value Fund (the 'Fund'). These financial statements relate to Strategic Partners Focused Value Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

      The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 80% of its total assets) in equity related securities of small, mid, and large sized U.S. companies that are selected by the Fund's two investment subadvisers as having strong capital appreciation potential. Each subadviser utilizes a value investment style to select approximately 20-30 securities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the Subadviser, to be over-the-counter are valued by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides valuation methodology that, in the judgment of the Manager or subadviser(s), does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees in consultation with the Manager or subadviser(s).

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
    10

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gain
(loss) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective
                                                                          11

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

funds on the basis of relative net assets except for expenses that are incurred directly at a fund level.

      Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Note 2. Agreements
The Company has a management agreement for the Fund with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. PI has entered into subadvisory agreements with Davis Selected Advisers L.P. ('Davis Advisers') and Salomon Brothers Asset Management, Inc. ('Salomon Brothers'). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisers, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Each of the two subadvisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two subadvisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two subadvisers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain the approximately equal allocation between the two subadvisers.
    12

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .90 of 1% of the Fund's average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of Class A shares.

      PIMS has advised the Fund that it has received approximately $9,700 and $10,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that it has received approximately $215,700 and $12,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2003.

      PI and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended August 31, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The
                                                                          13

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2003, the Fund incurred fees of approximately $118,700 for the services of PMFS. As of August 31, 2003, approximately $19,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $28,900 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC ('Wachovia') and Prudential Securities Inc. ('PSI'), affiliates of PI, were approximately $25,300 for the year ended August 31, 2003. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. Effective July 1, 2003, PSI became a division of Wachovia of which Prudential holds a minority interest. As of August 31, 2003, approximately $12,600 of such fees were due to Wachovia. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      For the six months ended August 31, 2003, PSI and Wachovia earned $4,121 and $5,098, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2003 aggregated $10,131,144 and $30,700,703, respectively.

Note 5. Tax Information
As of February 28, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $13,483,000, of which $1,294,000 expires in 2010 and $12,189,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of post-October currency losses of approximately $11,000 and post-October capital losses of approximately $10,160,000 to the following year.
    14

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation (depreciation) as of August 31, 2003 were as follows:

         Tax Basis                                          Net Unrealized
       of Investments    Appreciation     Depreciation       Depreciation
      ----------------   -------------   ---------------   ----------------
        $178,057,491      $14,693,307     $(22,264,451)      $(7,571,144)

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z. As of August 31, 2003, PI owned 1,006 shares of Class A, 1,000 shares of Class B, 1,000 shares of Class C and 1,008 shares of Class Z shares.

      Transactions in shares of beneficial interest were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                     141,040    $  1,147,639
Shares reacquired                                              (468,288)     (3,726,906)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (327,248)     (2,579,267)
Shares issued upon conversion from Class B                          916           6,500
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (326,332)   $ (2,572,767)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2003:
Shares sold                                                   1,109,866    $  8,718,016
Shares reacquired                                            (1,825,581)    (14,827,277)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (715,715)     (6,109,261)
Shares issued upon conversion from Class B                        1,664          13,758
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (714,051)   $ (6,095,503)
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          15

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended August 31, 2003:
Shares sold                                                     169,667    $  1,352,596
Shares reacquired                                            (1,044,913)     (8,327,169)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (875,246)     (6,974,573)
Shares reacquired upon conversion into Class A                     (924)         (6,500)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (876,170)   $ (6,981,073)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2003:
Shares sold                                                     772,357    $  6,608,516
Shares reacquired                                            (3,241,481)    (25,526,121)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,469,124)    (18,917,605)
Shares reacquired upon conversion into Class A                   (1,672)        (13,758)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (2,470,796)   $(18,931,363)
                                                             ----------    ------------
                                                             ----------    ------------
Class C
-----------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                     161,846    $  1,306,979
Shares reacquired                                              (992,405)     (7,919,931)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (830,559)   $ (6,612,952)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2003:
Shares sold                                                   1,928,383    $ 17,328,810
Shares reacquired                                            (3,282,214)    (26,149,970)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,353,831)   $ (8,821,160)
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                      45,000    $    364,889
Shares reacquired                                              (279,923)     (2,264,537)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (234,923)   $ (1,899,648)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended February 28, 2003:
Shares sold                                                     342,607    $  2,910,484
Shares reacquired                                            (1,087,526)     (9,000,718)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (744,919)   $ (6,090,234)
                                                             ----------    ------------
                                                             ----------    ------------

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Financial Highlights (Unaudited)

                                                               Class A
                                     -----------------------------------------------------------
                                       Six Months              Year            March 30, 2001(a)
                                          Ended                Ended                Through
                                     August 31, 2003     February 28, 2003     February 28, 2002
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                $  7.21              $  9.40               $ 10.00
                                     ---------------         --------              --------
Income from investment operations
Net investment income (loss)                0.02                (0.01)                 0.05
Net realized and unrealized gain
   (loss) on investment
   transactions                             1.64                (2.18)                (0.59)
                                     ---------------         --------              --------
      Total from investment
         operations                         1.66                (2.19)                (0.54)
                                     ---------------         --------              --------
Less distributions
Dividends from net investment
   income                                     --                   --                 (0.06)
                                     ---------------         --------              --------
Net asset value, end of period           $  8.87              $  7.21               $  9.40
                                     ---------------         --------              --------
                                     ---------------         --------              --------
TOTAL INVESTMENT RETURN(b):                23.02%              (23.30)%               (5.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)          $27,956              $25,081               $39,418
Average net assets (000)                 $26,664              $30,990               $44,868
Ratio to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees(d)                       1.66%(c)             1.52%                 1.49%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.41%(c)             1.27%                 1.24%(c)
   Net investment income                    0.35%(c)            (0.16)%                0.51%(c)
For Class A,B,C and Z shares:
   Portfolio turnover                          6%                  51%                   65%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
    See Notes to Financial Statements                                     17

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                               Class B
                                     -----------------------------------------------------------
                                       Six Months              Year            March 30, 2001(a)
                                          Ended                Ended                Through
                                     August 31, 2003     February 28, 2003     February 28, 2002
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                $  7.15              $  9.39              $   10.00
                                     ---------------         --------          -----------------
Income from investment operations
Net investment loss                        (0.02)               (0.09)                 (0.02)
Net realized and unrealized gain
   (loss) on investment
   transactions                             1.63                (2.15)                 (0.59)
                                     ---------------         --------          -----------------
      Total from investment
         operations                         1.61                (2.24)                 (0.61)
                                     ---------------         --------          -----------------
Less distributions
Dividends from net investment
   income                                     --                   --                     --(c)
                                     ---------------         --------          -----------------
Net asset value, end of period           $  8.76              $  7.15              $    9.39
                                     ---------------         --------          -----------------
                                     ---------------         --------          -----------------
TOTAL INVESTMENT RETURN(b):                22.52%              (23.86)%                (6.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)          $77,430              $69,456              $ 114,443
Average net assets (000)                 $74,458              $90,871              $ 115,557
Ratio to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          2.41%(d)             2.27%                  2.24%(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.41%(d)             1.27%                  1.24%(d)
   Net investment loss                     (0.40)%(d)           (0.93)%                (0.23)%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    18                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                               Class C
                                     -----------------------------------------------------------
                                       Six Months              Year            March 30, 2001(a)
                                          Ended                Ended                Through
                                     August 31, 2003     February 28, 2003     February 28, 2002
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                $  7.15              $  9.39               $ 10.00
                                     ---------------         --------              --------
Income from investment operations
Net investment loss                        (0.02)               (0.09)                (0.02)
Net realized and unrealized gain
   (loss) on investment
   transactions                             1.63                (2.15)                (0.59)
                                     ---------------         --------              --------
      Total from investment
         operations                         1.61                (2.24)                (0.61)
                                     ---------------         --------              --------
Less distributions
Dividends from net investment
   income                                     --                   --                    --(c)
                                     ---------------         --------              --------
Net asset value, end of period           $  8.76              $  7.15               $  9.39
                                     ---------------         --------              --------
                                     ---------------         --------              --------
TOTAL INVESTMENT RETURN(b):                22.52%              (23.86)%               (6.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)          $57,982              $53,257               $82,673
Average net assets (000)                 $56,306              $70,419               $84,579
Ratio to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          2.41%(d)             2.27%                 2.24%(d)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.41%(d)             1.27%                 1.24%(d)
   Net investment loss                     (0.40)%(d)           (0.94)%               (0.23)%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
    See Notes to Financial Statements                                     19

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                               Class Z
                                     -----------------------------------------------------------
                                       Six Months              Year            March 30, 2001(a)
                                          Ended                Ended                Through
                                     August 31, 2003     February 28, 2003     February 28, 2002
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                                $  7.23              $  9.41               $ 10.00
                                         -------             --------              --------
Income from investment operations
Net investment income                       0.05                 0.01                  0.07
Net realized and unrealized gain
   (loss) on investment
   transactions                             1.63                (2.19)                (0.58)
                                         -------             --------              --------
      Total from investment
         operations                         1.68                (2.18)                (0.51)
                                         -------             --------              --------
Less distributions
Dividends from net investment
   income                                     --                   --                 (0.08)
                                         -------             --------              --------
Net asset value, end of period           $  8.91              $  7.23               $  9.41
                                         -------             --------              --------
                                         -------             --------              --------
TOTAL INVESTMENT RETURN(b):                23.24%              (23.17)%               (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)          $ 7,470              $ 7,765               $17,106
Average net assets (000)                 $ 7,714              $11,896               $19,590
Ratio to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                          1.41%(c)             1.27%                 1.24%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                          1.41%(c)             1.27%                 1.24%(c)
   Net investment income                    0.61%(c)             0.07%                 0.76%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
    20                                     See Notes to Financial Statements

      Strategic Partners Opportunity Funds
Strategic Partners Focused Value Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustee                            Votes For      Votes Against    Abstentions
------------------------------    ------------    -------------    -----------
David E.A. Carson                   17,137,438         --              --
Robert E. La Blanc                  17,135,276         --              --
Douglas H. McCorkindale             17,139,424         --              --
Stephen P. Munn                     17,140,252         --              --
Richard A. Redeker                  17,141,477         --              --
Robin B. Smith                      17,120,790         --              --
Stephen Stoneburn                   17,138,706         --              --
Clay T. Whitehead                   17,138,063         --              --
Judy A. Rice                        17,139,815         --              --
Robert F. Gunia                     17,141,554         --              --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.
                                                                          21
                           www.strategicpartners.com  (800) 225-1852

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Davis Selected Advisers LP
2949 Elvira Road, Suite 101
Tucson, AZ 85706

Salomon Brothers Asset Management Inc.
750 Washington Boulevard, 11th Floor
Stamford, CT 06901

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Fund Symbols  Nasdaq    CUSIP
Class A       SUVAX   86276R858
Class B       SUVBX   86276R866
Class C       SUVCX   86276R874
Class Z       SUVZX   86276R882

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2003, were not audited and, accordingly, no opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

Fund Symbols    Nasdaq      CUSIP
Class A         SUVAX     86276R858
Class B         SUVBX     86276R866
Class C         SUVCX     86276R874
Class Z         SUVZX     86276R882

MFSP502E2  IFS-A084730

Item 2 - Code of Ethics - Not required as this is not an annual filing.

Item 3 - Audit Committee Financial Expert -

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

    (a) Code of Ethics - Not applicable with semi-annual filing

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Partners Opportunity Funds

By  /s/ Lori E. Bostrom
    ------------------------------------
    Lori E. Bostrom
    Secretary

Date:  October 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Judy A. Rice
    -----------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date:  October 28, 2003


By  /s/ Grace C. Torres
    -----------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date:  October 28, 2003